Credit Risk	12 Months Ended
Dec. 31, 2024
Disclosure of credit risk exposure [abstract]
Credit Risk
Credit risk

Overview
Credit risk is the risk of financial loss due to the default or credit quality deterioration of a customer or counterparty to which we provided credit, or for whom we have assumed a financial obligation.
In this section, we describe our key credit risks, including our exposures in each of our business segments, and how we manage credit risk across the credit risk lifecycle. We discuss our ECL approach and the key inputs to our ECL model. We then analyse our key metrics, credit performance and forbearance.
Key metrics Stage 3 ratio of 1.40% (2023: 1.49%). Loss allowances of £870m (2023: £994m). Balance weighted average LTV of 64% (2023: 66%) on new mortgage lending.

Exposures (audited)
Exposures to credit risk arise in our business segments from:

Retail & Business Banking	Consumer Finance	Corporate & Commercial Banking	Corporate Centre
In Mortgages:
–Residential mortgages for customers
with good credit quality (prime
lending).
–We provide these mostly for owner-
occupiers, with buy-to-let mortgages
for non-professional landlords.
In Everyday Banking:
–Unsecured lending to individuals,
such as loans, credit cards and
overdrafts.
–Unsecured lending to businesses
with annual turnover up to £6.5m and
simpler borrowing needs such as
loans, credit cards and overdrafts.

–Financing for cars, vans, motorbikes
and leisure vehicles through
Santander Consumer (UK) plc
(SCUK).
–Through our joint ventures, Hyundai
Capital UK Ltd and Volvo Car
Financial Services UK Limited, we
provide retail point of sale customer
finance and wholesale finance
facilities (stock finance).

–Loans, overdrafts, treasury services,
invoice finance, trade and supplier
finance.
–We provide these to SMEs and mid-
sized corporates typically with annual
turnover up to £500m, Commercial
Real Estate and Social Housing
customers.

–Asset and liability management
of our balance sheet.
–Exposures include financial institutions
(derivatives and other treasury
products), structured products, and
sovereign and supranational assets
chosen for diversification and liquidity.
–Crown Dependencies – mainly
residential mortgages to individuals
in Jersey and the Isle of Man.

Our approach to credit risk
We manage our portfolios across the credit risk lifecycle, from formulating our risk strategy and planning, through assessment and origination, monitoring, arrears management and debt recovery. We make sure the actual risk profile of our exposures stays in line with our business plans and within our Risk Appetite. We tailor the way we manage risk to the type of product and regularly review our approach and refine it when we need to.
1. Risk strategy and planning (audited)
Relevant areas of the business work together to create our business plans. We consider our strategy, goals, and financial and technical resources alongside our
Risk Appetite. This involves focusing on economic and market conditions and forecasts, regulations, conduct matters, profitability, returns and market share.
2. Assessment and origination (audited)
Managing credit risk begins with lending responsibly. That means only lending to customers who are committed to paying us back and can afford to, even if their circumstances change. We take proportionate steps to assess whether a customer will be able to repay the money borrowed. We do this by a series of initial affordability and credit risk assessments. When a customer applies, we assess the data they provide, plus data from credit reference agencies (for Retail &
Business Banking and Consumer Finance) and performance on their other Santander UK accounts (if they have any) against our Credit Policy.
Retail & Business Banking
In Mortgages, we assess affordability by reviewing the customer’s income and spending, their other credit commitments, and what would happen if interest rates went up. Many of our decisions are automated as we use data available to us. We tailor our process and application assessment based on the product.
More complex transactions often need greater manual assessment using our credit underwriters’ skill and experience.
In Everyday Banking and Business Banking, many of our decisions are automated. We assess affordability by reviewing the customer’s income and spending, including other credit commitments and adjusting for future inflation and expected interest rates.
Credit risk mitigation
The types of credit risk mitigation, including collateral, across each of our portfolios are:

Portfolio	Description
Residential mortgages
Collateral is in the form of a first legal charge over the property. Before we grant a mortgage, the property is valued either by a surveyor or using automated valuation methodologies where our confidence in the accuracy of this method is high.

Unsecured lending	There is no collateral or security tied to the loan that can be used to mitigate any potential loss if the customer does not pay us back.
Business banking services
Business banking lending is unsecured. When lending to incorporated businesses, we typically obtain personal guarantees from each director, but we do not treat these as collateral. We consider the UK Government guarantee under its Coronavirus Loan Schemes as collateral, covering 100% of losses for the Bounce Back Loan Scheme (BBLS) and 80% for Coronavirus Business Interruption Loan
Scheme (CBILS).

Consumer Finance
In Consumer Finance, similar to Retail & Business Banking, many decisions are automated and we tailor the process to the product. Residual value risk is one of our top risks and these exposures are set using forward looking market data, at the level of vehicle derivative by age and anticipated mileage. This data is obtained from a third party.
Credit risk mitigation
The type of credit risk mitigation, including collateral, is:

Portfolio	Description
Consumer (auto) finance
Collateral is in the form of legal ownership of the vehicle for most loans, with the customer being the registered keeper. Only a very small proportion of business is underwritten as a personal loan. In these cases, there is no collateral or security tied to the loan. We use a leading vehicle valuation company to assess the LTV at the proposal stage to ensure the value of the vehicle is appropriate.

Corporate & Commercial Banking
We assign each customer a credit rating, using our internal rating scale (see ‘Credit quality’ in ‘Santander UK group level – credit risk review’ section). To do this, we look at the customer’s financial history and trends in the economy, backed up by the expert judgement of a risk analyst. We review our internal ratings on a dynamic basis and at least once a year for those clients that are rated. We also assess the underlying risk of the transaction, taking account of any mitigating factors (see the tables below) and how it fits with our risk policies, limits and Risk Appetite.
Responsible lending, including climate change and the transition to a low carbon economy
As part of the Banco Santander group, we comply with the Equator Principles to factor social, ethical and environmental impacts into our risk analysis and decision making for qualifying financial transactions. We aim to support clients and economies in their transition to a low carbon economy, providing financial products and/or services to business activities that are environmentally and socially responsible. Our Environmental, Social and Climate Change (ESCC) policy sets out how we identify, assess, monitor and manage environmental and social risks and other climate change related activities in the Oil and Gas, Power
Generation and Mining and Metals sectors and those arising from businesses engaged in soft commodities. Our ESCC policy prohibits project-related financing for new coal-fired power plants (CFPP) worldwide and we will only work with new clients with CFPPs to provide specific financing for renewable energy projects.
In line with Banco Santander's aim, by 2030 we will aim to eliminate all exposure to thermal coal mining and stop providing financial services to power generation clients with more than 10% of revenue from thermal coal. For more on our approach to responsible lending, see the Sustainability section.
Credit risk mitigation
The types of credit risk mitigation, including collateral, across each of our portfolios are as follows. In addition, from time to time, at a portfolio level we execute significant risk transfer transactions, which typically reduce RWAs.

Portfolio	Description
SME and mid corporate
Includes secured and unsecured lending. We can take mortgage debentures or a first charge on commercial property as collateral.
Before agreeing the loan, we obtain an independent professional valuation of the property. Loan agreements typically allow us to obtain revaluations during the term of the loan. We can also take guarantees, but we do not treat them as collateral unless they are supported by a tangible asset charged to us. We also lend against assets (like vehicles and equipment) and invoices for some customers. We value assets before we lend. For invoices, we review the customers' ledgers regularly and lend against debtors who meet agreed criteria.

Commercial Real Estate (CRE)
We take a first charge on commercial property as collateral. The loan is subject to criteria such as the property condition, age and location, tenant quality, lease terms and length, and the sponsor’s experience and creditworthiness. Before advancing the loan and where appropriate, a bank representative visits the property. We also obtain an independent professional valuation which typically includes a site visit. Loan agreements typically allow us to obtain revaluations during the term of the loan.

Social Housing
We take a first charge on portfolios of residential real estate owned and let by UK Housing Associations as collateral, in most cases. We revalue this every three to five years (in line with industry practice), using the standard methods for property used for Social Housing.

Corporate Centre
Credit risk mitigation
The types of credit risk mitigation, including collateral, across each of our portfolios are as follows. In addition, from time to time, at a portfolio level we execute significant risk transfer transactions, which typically reduce RWAs.

Portfolio	Description
Sovereign and Supranational	In line with market practice, there is no collateral against these assets.
Structured Products
These are our High Quality Liquid Assets (HQLA) in our Eligible Liquidity Pool. They are mainly Asset Backed Securities (ABS)
and covered bonds, which hold senior positions in the creditor hierarchy. Their credit rating reflects over-collateralisation in the structure and the assets that underpin their cash flows.

Financial Institutions
We use standard legal agreements to reduce credit risk via netting and collateralisation on derivatives, repos and reverse repos, and stock borrowing/lending. We also reduce risk by clearing trades through central counterparties (CCPs) where possible.

Crown Dependencies	We manage the risk on this portfolio in a similar way as for mortgages in Retail & Business Banking.
3. Monitoring (audited)
We measure and monitor changes in our credit risk profile on a regular and systematic basis against our budgets, limits and benchmarks.
Credit concentrations
A core part of our monitoring and management is a focus on credit concentrations, such as the proportion of our lending that goes to specific borrowers, groups or industries. We set and monitor concentration limits in line with our Risk Appetite and review them on a regular basis.
–Geographical concentrations: We set exposure limits to countries and geographies, with reference to the country limits set by Banco Santander and our own
Risk Appetite. For more geographical information, see ‘Country risk exposures’.
–Industry concentrations: We also set exposure limits by industry sector. We set these limits based on the industry outlook, our strategic aims and desired level of concentration, and relevant limits set by Banco Santander. We analyse committed exposures in the ‘Credit risk review’ section that follows.
Retail & Business Banking
We use IT systems and data available to us to monitor accounts. The main parts are:
–Behavioural scoring: we use statistical models that help predict whether a customer will have problems repaying, based on how they use their accounts
–Credit reference agencies: we often use data from agencies on how the borrower is handling credit from other lenders in our behaviour scoring models
–Other Santander UK accounts: each month, we also look at how the customer uses their other accounts with us, so we can identify problems early.
Our day-to-day retail credit risk monitoring relies on a mix of performance measures as described above. However, changes in the wider UK economy also impact our Mortgages and Everyday Banking portfolios. As part of our day-to-day risk monitoring, we use a Retail Risk Playbook tolerance tool that monitors the most relevant macroeconomic variables to retail portfolio performance against our forecasts. If the economy deviates materially from our forecasts, such as due to the effects of the cost of living crisis or high inflation, we review our retail risk management policy and strategy.
We also ensure that portfolio quality remains within our Risk Appetite by measuring against trigger values for key risk profile and performance metrics.
For secured lending, our monitoring also takes account of changes in property prices. We estimate the property’s value every three months. In most cases, we use statistical models based on recent sales prices and valuations in that local area. Use of this model is subject to Model Risk Governance. Where a lack of data means the model’s valuation is not available, we use the original surveyor valuation with a House Price Index (HPI) adjustment as needed.
For unsecured personal lending like credit cards and overdrafts, monitoring might lead us to raise or lower credit limits. For business banking services, we review revolving credit facilities each year to ensure they remain appropriate for the customer's financial situation.
Consumer Finance
In Consumer Finance, customer accounts are monitored via IT systems and data. The Retail Risk framework ensures that our portfolio keeps within agreed thresholds. Residual value risk is regularly checked, enabling us to spot any change in market trends.
Corporate & Commercial Banking and Corporate Centre
We regularly monitor and report our credit risk by portfolio, segment, industry, location and customer. We monitor detailed analyses of our credit exposures and risk trends each month. We also report our larger exposures and risks to the BRC each month.
Our Watchlist
We also use a Watchlist for exposures subject to annual reviews to help identify potential problem debt early. Just because a customer is on our Watchlist does not mean they have defaulted. It just means that their probability of default has increased, such as they have breached a covenant or lost a major contract.
We classify Watchlist cases as:
–Enhanced monitoring: for less urgent cases. We monitor these cases more often and where appropriate may consider more collateral.
–Proactive management: for more urgent or serious cases. We may take steps to restructure debt including extending the term, taking more collateral, agreeing a lower credit limit, or seeking repayment of the loan through refinancing or other means.
We assess Watchlist cases for impairment as set out in the ‘Significant Increase in Credit Risk (SICR)’ section. When a customer is in enhanced monitoring, we do not consider it has suffered a SICR for ECL purposes, so it remains in Stage 1 for our loss allowance calculations. When a customer is in proactive management, we consider it has suffered a SICR, so we transfer it to Stage 2 and apply a lifetime ECL for our loss allowance calculations. We consider any forbearance we offer. This includes any extra security, guarantees or equity available and the potential to enhance value by asset management.
In Corporate & Commercial Banking, as part of our annual reviews, for loans nearing maturity, we look at the prospect of refinancing the loan on current market terms and applicable credit policy. If this is unlikely, we put the case on our Watchlist. We manage exposures not subject to annual reviews, mainly high volume and low value cases, using early warning indicators including credit reference agency data, supported by teams of expert analysts.
In Corporate Centre, we typically monitor the credit quality of our exposures daily. We use internal and third-party data to detect any potential credit deterioration.
In addition, we manage the credit quality of our Crown Dependencies mortgages in a similar way as for mortgages in Retail & Business Banking.
4. Arrears management (audited)
Retail & Business Banking and Consumer Finance
We have several strategies to manage arrears that we can use as early as the day after a missed payment. We also reach out to up-to-date customers who may be at risk of going into arrears where we believe they may benefit from some support. We assess the financial difficulties a customer is having in order to offer them the right support to manage their agreement whilst in arrears. The strategies we use depend on the risk and the customer’s unique circumstances with tailored support being provided.
Corporate & Commercial Banking and Corporate Centre
We identify problem debt by close monitoring, supported by our Watchlist process for exposures subject to annual review. We aim to identify warning signs early by monitoring customers’ financial and trading data, checking to see they do not breach covenants, and having regular dialogue with them. We tailor our strategy to the type of customer, their circumstances and the level of risk. We try to help our customers find their own way out of financial difficulty and agree on a plan that works for both of us. We engage our Restructuring & Recoveries team as needed on Watchlist cases and we may hand over more serious cases to them. For exposures not subject to annual review, we have strategies to manage arrears that we can use as early as the day of the missed payment. If a case becomes more urgent or needs specialist attention, and if it transfers to Stage 3, we transfer it to our Restructuring & Recoveries team.
For more, see the Forbearance section.
5. Debt recovery (audited)
Sometimes, even when we have taken all reasonable and responsible steps to manage arrears in our Financial Support area, they are not effective. If this happens, we may choose to end our agreement with the customer and try to recover the outstanding balance (with recourse to any associated collateral), or as much of it as we can.
Retail & Business Banking
In Mortgages and Everyday Banking, we may use a debt collection agency, sell the debt, or take the customer to court. For residential mortgages, we may repossess the property as a last resort or to protect it from damage or third-party claims. We make sure our estimated losses from repossessed properties are realistic by getting two independent valuations and the estimated selling costs, and using them in our loss allowances calculations. Where we repossess a property, we do not take ownership. We use agents to realise the value and settle the debt. Any surplus funds are returned to the borrower or dealt with in line with insolvency rules.
Consumer Finance
In Consumer Finance, we usually have an asset by way of a motor vehicle secured to the agreement. We will seek to recover this asset if we are unable to rehabilitate the customer, or they remain in arrears with no contact. Like Retail & Business Banking, we may also use a debt collection agency or a specialist law firm to recover any subsequent balance outstanding. We may also consider the sale of debt where all avenues have been explored.
Corporate & Commercial Banking and Corporate Centre
Where we look for an exit, we aim to do this, if we can, by agreeing with the borrower that they will sell some or all their assets on a voluntary basis or agreeing to give them time to refinance their debt with another lender. Where we cannot reach an agreement, we consider recovery options. This can be through an insolvency proceeding, enforcing over any collateral or selling debt on the secondary market. We may also consider other legal action to recover what we are owed. If there is a shortfall, we write it off against our loss allowances. In very rare cases, we may act as mortgagee in possession of assets held as collateral against non-performing commercial lending. In such cases, we carry the assets on our balance sheet and classify them in line with our accounting policies.
Loan modifications (audited)
We sometimes change the terms of a loan when a customer gets into financial difficulty (this is known as forbearance), or for other commercial reasons.
Forbearance (audited)
We can change the terms of a customer's loan, temporarily or permanently, to help them through temporary periods of difficulty so they can get back on to sustainable terms. We assess what we offer to make sure the customer can afford it. Forbearance improves our customer relationships and we review our approach regularly to make sure it is still effective. We try to offer forbearance before a customer defaults and we only foreclose or repossess as a last resort.
The main types of forbearance we offer are:

Action	Description
Term extension
We can extend the loan term, making each monthly payment smaller. We may offer this if the customer is up to date with payments but shows signs of financial difficulties. We may also offer this if the loan is about to mature and refinancing is not possible on market terms. In selected instances, we may offer term extensions for interest only loans that are past the point of product maturity. This will typically be where no viable repayment solution has been identified for the outstanding capital balance, and legal enforcement activity is not deemed to be appropriate to the customer's circumstances.

Interest-only
Historical interest-only payments due to financial difficulties are classed as forborne.
For corporate customers, interest-only concessions are considered on a case by case basis. Concessions are only granted if the nature of the financial difficulties is assessed to be temporary. Counterparties are expected to recover in full and resume making full capital and interest payments once they are in a stronger financial position.

Other payment rescheduling, including capitalisation
For retail mortgage customers, we may add the arrears to the mortgage balance (this is known as capitalisation) if they cannot afford to increase their monthly payment to pay off their arrears in a reasonable time but have been making their monthly payments, usually for at least six months. We can also capitalise property charges due to a landlord. We pay them for the customer to avoid the lease being forfeited. We may combine this help with term extensions and, in the past, interest-only concessions. In certain cases, we may offer interest rate concessions. We may agree an arrangement to pay less than the Contractual Monthly Payment (including zero) for a short period of time where they are experiencing temporary financial difficulties.
For credit card and bank account customers, we may agree to suspend fees and/or interest for a short period of time where they are experiencing temporary financial difficulties. A refinance of a personal loan over a longer term to reduce the contractual monthly payment may be agreed, where a customer is showing signs of financial difficulties. The interest rate remains the same, or the closest lower rate available.
For corporate customers, we may lower or stop their payments until they have time to recover. We may reschedule payments to better match the customer’s cash flow – for example if the business is seasonal - or provide a temporary increase in facilities to cover peak demand ahead of their trading improving. We might do this by arrears capitalisation or drawing from an overdraft. We may also offer to provide new facilities, interest rate concessions and interest roll-up. In rare cases, we agree to forgive or reduce part of the debt.

When we agree forbearance, we consider the account has suffered a SICR, as we explain in the ‘Significant Increase in Credit Risk (SICR)’ section later on, and we classify it as Stage 2 or 3. A non-performing forborne account is one that has forbearance carried out in Stage 3, and a performing forborne account is one that has forbearance carried out in Stage 2. If an account is already in Stage 2, we keep it in Stage 2 unless the account is deemed unlikely to pay, involves forgiving fees and interest or debt, or is being granted multiple forbearances. In these cases, we move it into Stage 3. If an account is already in Stage 3, we keep it in
Stage 3. A loan moves out of forbearance once the exit criteria below are met. We monitor the performance of all forborne loans.
We signed up to the HM Treasury Mortgage Charter published in June 2023, that aims to provide more support for customers who may be struggling to maintain their mortgage repayments. We made more customer support solutions available from July 2023, allowing customers who are up-to-date with their payments to make interest-only payments for six months or extend their mortgage term to reduce their monthly payments. Volumes of accounts seeking more support were just over 1% of active mortgage account stock. Mortgage Charter support solutions are not automatically classed as forbearance, unless other forbearance criteria are met.
Exit from forbearance criteria

	Exit from	Conditions to be met
Cure	Stage 3 to Stage 2	For an account in Stage 3 to exit non-performing forbearance, all the following conditions must be met:
If the account was classed as Stage 3 due to being more than 90 days past due, then the account should be 90 days or less past due
The customer has no other material default debt with us more than 90 days past due
If the account was classed as Stage 3 due to being unlikely to pay, then the account should no longer be deemed unlikely to pay
Account has exited its forbearance trigger for 12 consecutive months
If all the conditions are met, the account is re-classed as Stage 2 forbearance until the Stage 2 forbearance exit conditions set out below are also met
	Stage 2 to Stage 1	For an account in Stage 2 to exit forbearance, all the following conditions must be met:
The account is no longer in arrears, and the customer has no other material debts with us which are more than 30 days in arrears
The account no longer triggers SICR
The account has been classed as Stage 2 for at least two years since the end of the latest forbearance strategy
If a borrower fails to meet the post forbearance contractual obligations during probation, the loan is classified as Stage 3 and the probation period is reset.
Other forms of debt management and modifications
Retail & Business Banking
In Mortgages, apart from forbearance, we have sometimes changed the contract terms to keep a good relationship with a customer. In Mortgages and Everyday
Banking, we do not classify insolvency solutions for any unsecured retail customers as forbearance. This is in line with industry guidelines.
Consumer Finance
We do not classify insolvency solutions for any unsecured retail customers as forbearance. This is in line with industry guidelines.
Corporate & Commercial Banking and Corporate Centre
When customers are in financial difficulty, we can also manage debt in other ways, depending on the facts of the specific case:

Action	Description
Waiving or changing covenants
If a borrower breaks a covenant, we can either waive it or change it, taking their latest and future financial position into account. We may also add a condition on the use of any surplus cash (after operating costs) to pay down their debt to us.

Asking for more collateral or guarantees
If a borrower has unencumbered assets, we may accept more collateral in return for revised financing terms. We may also take a guarantee from companies in the same group and/or major shareholders. We only do this where we believe the guarantor can meet their commitment.

Asking for more equity
Where a borrower can no longer pay the interest on their debt, we may accept fresh equity capital from new or existing investors to change the capital structure in return for better terms on the existing debt.

Risk measurement and control
We measure and control credit risk at all stages across the credit risk lifecycle. We have a range of tools, processes and approaches.
Retail & Business Banking and Consumer Finance
These businesses involve managing large numbers of accounts, so they produce a significant amount of data. This allows us to take a more analytical and data intense approach to measuring risk. This is reflected in the wide range of statistical models we use across the credit risk lifecycle. We use:
–Risk strategy and planning: econometric models
–Assessment and origination: application scorecards, and attrition, pricing, loss allowance and capital models
–Monitoring: behavioural scorecards and profitability models
–Arrears management: models to estimate the proportion of cases that will result in possession (known as roll rates)
–Debt recovery: recovery models.
We assess and review our loss allowances regularly. We look at factors such as the cash flow available to service debt. We also use an agency to value any collateral – mainly mortgages.
Corporate & Commercial Banking and Corporate Centre
We measure the credit risk on treasury products by adding their potential future exposure to market movements over their lives to their fair value. Then we add it to any other exposure and measure the total against our credit limits for each client. In Corporate Centre, we manage the credit risk on our Crown Dependencies mortgages in a similar way as for mortgages in Retail & Business Banking. We assess our loss allowances regularly by looking at factors such as the cash flow available to service debt and the value of collateral based on third-party professional valuations.
Key metrics (audited)
We use a number of key metrics to measure and control credit risk, as follows:

Metric	Description
Expected Credit Loss (ECL)
ECL tells us what credit risk is expected to cost us either over the next 12 months or over the lifetime of the exposure where there is evidence of a SICR since origination. We explain how we calculate ECL below.

Stages 1, 2 and 3
We assess each facility’s credit risk profile to determine which stage to allocate them to, and we monitor where there is a SICR and transfers between the Stages including monitoring of coverage ratios for each stage.

Stage 3 ratio
The Stage 3 ratio is the sum of Stage 3 drawn and Stage 3 undrawn assets divided by the sum of total drawn assets and Stage 3 undrawn assets. The Stage 3 ratio is a key indicator used to monitor underlying asset performance.

Expected Loss (EL)
EL is based on the CRD IV regulatory capital rules and gives us another view of credit risk. It is the product of the probability of default, exposure at default and loss given default, and we include direct and indirect costs. We base it on our risk models and our assessment of each customer’s credit quality. The rest of the Risk review, impairments, losses and loss allowances refer to calculations in accordance with IFRS, unless we specifically say they relate to CRD IV. For our IFRS impairment accounting policy, see Note 1 to the Consolidated Financial Statements.

We also assess risks from other perspectives, such as geography, business area, product and process to identify areas to focus on. We also use stress testing to establish vulnerabilities to economic deterioration. Our business segments tailor their approach to credit risk to their customers, as we explain later on.
Key differences between regulatory EL and IFRS 9 ECL models
There are differences between the regulatory EL and IFRS 9 ECL approaches. Although our IFRS 9 models use the existing Basel advanced IRB risk components, we adjust to ensure the outcome is in line with IFRS 9, i.e. the financial reporting standard we use, as follows.

	Basel advanced IRB EL	IFRS 9 ECL
Rating philosophy	Mix of point-in-time, through-the-cycle or hybrid	Point-in-time, forward-looking. Considers a range of economic scenarios
Parameters calibration	Contains regulatory floors and downturn calibration	Unbiased estimate, based on conditions known at the balance sheet date
Calculation timing	Considers aggregation of possible default events in the next 12 months	Considers monthly calculation of parameters, for all possible future default dates. First 12 months are used for Stage 1, full lifetime for Stages 2 and 3
Probability of Default (PD)	PD in the next 12 months	Includes forward-looking economic data and removes conservatism. PD in next 12 months for Stage 1, lifetime for Stages 2 and 3
Loss Given Default (LGD)	Lifetime LGD for defaults in the next 12 months	Modelled without regulatory floors and exclusion of indirect costs
Exposure at Default (EAD)	Exposure at the point of default if the customer defaults in the next 12 months	Recognises ability for exposure to reduce from balance sheet date to default date
SICR	Does not include SICR concept	Includes SICR concept
Discounting applied	At weighted average cost of capital to the default date	At the effective interest rate (EIR) to the balance sheet date
Recognising ECL (audited)
The ECL approach estimates the credit losses arising from defaults in the next 12 months on qualifying exposures, or defaults over the lifetime of the exposure where there is evidence of a SICR since the origination date. Our ECL approach for portfolio assessments uses models that consider forward-looking data on economic scenarios, including a range of possible outcomes, which are unbiased and probability-weighted to reflect the risk of a loss being incurred even when it is unlikely. In some cases, we need to apply Judgemental Adjustments to our model outputs. We use internal credit ratings for corporate borrowers and individually assess corporate Stage 3 exposures.
Critical judgements and accounting estimates applied in calculating ECL (audited)
The application of the ECL impairment methodology for calculating credit impairment allowances is susceptible to change from period to period. The methodology requires management to make judgemental assumptions in determining the estimates.
For more on our approach to making critical judgements and accounting estimates applied in calculating ECL see 'Critical judgements and accounting estimates'
Note 1 to the Consolidated Financial Statements.
Multiple economic scenarios and probability weights (audited)
For all our portfolios, we use forward-looking economic scenarios. During 2024, we reduced the forward looking economic scenarios to four by removing the stubborn inflation scenario as inflation has returned to more normalised levels. They now consist of a central base case, one upside scenario and two downside scenarios. We use these scenarios to reflect a wide range of possible outcomes for the UK economy.
Our forecasting approach
We derive our scenarios in part by using a set of parameters in GDP fan charts published by the Office for Budget Responsibility (OBR). These fan charts reflect the probability distribution of a deviation from the OBR’s central forecast to show the uncertainty about the outcome of a variable, in this case GDP.
Once we have established the GDP paths for each scenario, we run them through the Oxford Global Economic Model (OGEM) to derive the other macroeconomic variables, such as unemployment and house prices. These variables are the product of the GDP growth paths we have forecast and the output of the OGEM for these growth paths. We then review them to ensure consistency with the narrative of each scenario and so changes to the variables may be needed in some cases.
We then impose a Bank Rate profile for each scenario using expert judgement with the base case as the starting point and then adjusting this for each of the other scenarios based on the narratives. We produce a range of Bank Rate profiles to reflect a range of possible outcomes the Bank of England may follow depending on how it sees the trade-off between growth and inflation evolving over the forecast period. For example, this might consist of higher rates initially in response to inflationary concerns followed by lower rates as inflation falls towards target, and that this may be sharper in the event of a deep recession.
We update the baseline in our economic scenarios at least twice a year in line with our annual budgeting and three-year planning processes, or sooner if there is a material change in current or expected economic conditions. We refresh all our economic scenarios quarterly to reflect the latest data and OBR fan charts if these changed, which are then reviewed and approved by the Credit Risk Provisions Forum (CRPF). The CRPF also assesses the probability weights at least once a quarter.
We do not use consensus forecasts as inputs to our models, but we do compare the outputs of our models against consensus views for the base case, to make sure that we understand any significant differences and address them where needed. At 31 December 2024, there were no significant differences between our base case forecasts and the consensus views.
In 2024, we undertook a further peer benchmarking analysis of the economic scenarios, which for Q424 included the mean weighted analysis for a selection of economic variables, including GDP, unemployment rate and HPI. This meant that we could compare our weighted scenarios against the average of our peers to understand what differences there may be. The conclusion of this analysis demonstrated that our economic scenarios were in line with our peers.
In 2024, we also considered any likely impact from climate risk on our forecasting approach and concluded that no adjustment to the multiple economic scenarios for climate risk was required. This is because climate change effects are generally regarded to be relevant over a longer timeframe than our forecast period of five years.
Our use of four different scenarios is designed to reflect different possible outcomes to the base case, highlighting the upside and downside risks associated with the central scenario.
Our forecasting period for GDP is five years and we use the OGEM 25 year model for the outer years, post five year forecast. This is a change to the methodology from 2023 and it was adopted in Q124. As part of this, we set a floor on the unemployment rate at 4% to ensure that the long-term view is near to the Non-
Accelerating Inflation Rate of Unemployment set out by the Bank of England in its annual supply side review.
Key changes to our forecasting approach in 2024
In 2024, we made two changes to our forecasting approach. We moved from five to four scenarios which saw the removal of the stubborn inflation scenario due to inflation becoming more stable as it reaches target, negating the need for a specific scenario. We also moved from using mean reversion for the forecasts beyond five years to using the 25 year OGEM output. This removes the need to make any assumptions regarding the length of time to mean revert.
Base case
We review the scenarios and associated weights every quarter to ensure they appropriately reflect the current economic circumstances and UK Government policy which is subject to change.
In summary, the outlook for the UK economy in 2025 shows an economy that is growing with the stimulus from the October 2024 Budget helping to boost GDP.
There is above target inflation due to this stimulus and other government measures, but Bank Rate continues to fall gradually, supporting businesses and households. However, downside risks to the outlook remain particularly around geopolitical tensions and potential productivity gains.

Base case key macroeconomic assumptions
GDP: The UK economy slowed in Q324 with growth of 0.1% quarter-on-quarter. It was always likely that a slow-down from the above average quarterly growth rates of H124 would happen, but with weak PMIs as well there is a concern that the economy will stagnate in Q424. However, Q324 GDP did see rising consumer spending and strong gains for business investment as such we would expect that post-Budget growth will pick up, although some underlying weakness means the economy growing at levels similar to those experienced pre-
pandemic, rather than the stronger growth needed to help repair the UK’s finances. For 2025 we would expect to see stronger growth caused by the increase in government spending given the measures announced in the October 2024 Budget, although this may crowd out some business investment and with a higher tax burden this may impact both investment and private consumption. Over the longer term the key issue for growth remains productivity and without a boost to this growth will remain at the average pre-pandemic levels of 1.4%.

Bank Rate: The Monetary Policy Committee (MPC) lowered rates twice in 2024 to 4.75%. Our base case assumes a further 100bps of cuts which takes Bank Rate to
3.75% by the end of 2025, with further reductions into the medium term leaving the terminal rate at 3.25% in Q127. This is slightly higher than our previous forecast due to the increased inflation expected as a result of the October 2024 Budget.

House price growth: House prices grew in 2024, helped in part, by falling mortgage rates. However, the outlook for 2025 is likely to see a slow-down in house price growth due to higher swap rates which has pushed up mortgage rates in Q424. As always, the key to house price growth is the supply of housing which continues to be weak. This along with the steady fall in interest rates should ensure steady house price growth over the forecast period. We forecast a c.3% year-on-year growth in house prices by the end of 2025 and remaining at this growth rate for the rest of the forecast period.

Unemployment rate: Recent data for unemployment indicates that there is a slow loosening of the labour market. However, caution needs to be taken as the unemployment data is still subject to problems with the ONS Labour Force Survey data. In terms of the forecast the peak in unemployment comes in 2025, with the possibility of more redundancies as firms face higher employment costs as a result of the National Insurance Contributions (NIC) increase for employers. The rate then drops back to 4.2% (current Bank of England prediction for the natural rate of unemployment) in 2026. This accords with the better growth outlook, but also reflects the fact that the structure of the UK labour market changed with a large drop in the number of working age people looking for work, thus reducing supply. Although progress may be made in reducing medical waiting lists over the forecast period to boost supply.

CRE price growth: After falling for seven quarters in a row, CRE prices stabilised in Q224 and rose by 0.3% quarter-on-quarter in Q324 in a sign of the sector turning around after two years of falling prices. Cuts in Bank Rate boosted prices and this looks set to continue in Q424 following the November 2024 bank rate cut. In addition, with more workers return to the office this may help boost the flagging office sector. We expect prices to continue to rise throughout the forecast period as Bank Rate is reduced before growth stabilises around the 2% year-on-year mark.

In the medium-term, the projections assume that current demographic and productivity trends will continue, causing a reduction in the UK’s growth potential. For instance, it is likely that the reduction in the UK workforce will continue and this will have a knock-on impact for the economy, particularly if there are shortages of skilled workers in particular sectors. This is reflected in an average annual growth expectation of 1.6%, in line with the OBR’s latest estimate of the UK’s long run average growth rate.
Key changes to our base case in 2024
For our base case, we no longer expect a short recession given that the economy has been more resilient than previously expected in 2023. For the other macro-
economic variables, the changes made to the base case compared to 2023 included stronger house price inflation for 2024 reflecting the better economic conditions and slightly lower unemployment for 2024. However, risks to the base case remain with potential for rising geopolitical risks affecting the UK economy.
Our base case scenario incorporates stronger economic growth in 2025, from increased government spending and four Bank Rate cuts of 25bps over the year. It was updated to reflect the latest market data and to broadly align with the latest consensus estimates. The most notable change was to HPI with expected house price increases stronger than predicted in 2024.
Other scenarios
Based on this revised base case, we reviewed our suite of scenarios to ensure that they capture the wide range of potential outcomes for the UK economy. These include; (i) a slower recovery that is more akin to the ‘U’ shape of past recessions; (ii) labour market frictions due to skills mismatches and a shrinking workforce as some discouraged workers leave altogether (for example longer-term sickness levels remaining above pre-pandemic levels); (iii) fragmentation of the global economy in particular changes and additional frictions to supply chains; and (iv) the global economy recovering more swiftly from higher inflation.
To reflect these potential outcomes, we use the base case and three additional scenarios, which we consider sufficient to reflect all the above potential outcomes.
As with the base case, the scenarios are forecast over a five-year period with the OEGM 25 year model used to determine the forecasts after this period with a floor on unemployment set at 4%.
The other scenarios are:
One upside scenario
This scenario has a quicker recovery in growth than the Baseline and is a bull case to the base forecasts. It assumes that inflation falls slightly below target at the start of the forecast period helped by lower wage growth, however it does rise back to 2% over the period. This allows the Bank of England to cut rates faster than the base case, bringing them back towards what might be considered the neutral rate earlier. This results in higher consumer and business confidence enabling higher levels of spending and investment, with savings rates returning to levels consistent with economic growth as real earnings growth returns. In this scenario
GDP remains stronger than the base case along with house price growth. Unemployment falls to 4% slightly below the base case and inflation dips below target in
2026 before ending the forecast period at target.
Two downside scenarios
The downside scenarios capture the impact of weaker investment, the increasing risk from geopolitical events and the ongoing significant mismatch between job vacancies and skills, as well as a smaller labour force.
Downside 1 – In this scenario, the economy contracts and although the recession is small and short lived, the recovery is weak and below potential. The measures announced in the Budget, in particular the increase in NICs for employers means growth is tempered and employment shrinks as businesses restructure to deal with the extra cost along with increased minimum wage and changes to workers' rights. Consumers opt to save more rather than spend which affects the recovery path, as consumer confidence is low in part due to concerns about the unstable geopolitical environment and the increase in lay-offs as businesses restructure.
The global economy is affected by a combination of factors, such as commodity prices becoming increasingly volatile due to geopolitical events and the potential impact of additional tariffs. This affects global inflation which negatively impacts UK trade and hinders a return to growth.
Downside 2 – This scenario shows a marked fall in GDP, with rising unemployment and falling house prices reflecting the ongoing issues of a higher interest rate environment. There is a longer lagged effect from monetary policy tightening and lower growth and productivity, which feeds across the whole economy. It also reflects the increase in geopolitical risk which affects market sentiment and causes further fragmentation of the global economy. It also assumes that major risk events continue to occur, exposing the vulnerability of countries' fiscal positions and the means to respond to such events. Unemployment peaks at 8.5% and, although, there are some inflationary pressures from changing trade patterns, the sharp fall in demand means inflation falls below target and allows the MPC to cut rates sharply from Q125 to stabilise demand. With inflation falling below target and lower interest rates this eases some of the pressures on the UK economy and growth picks up in the medium-term.
Key changes to our alternative scenarios in 2024
In 2024, we removed the Stubborn inflation scenario (Downside 3) from the suite of scenarios we run. This was because inflation fell significantly and the risks of inflation increasing above 3% and remaining at levels above this was no longer considered to need a separate scenario. The scenario was not replaced as we already have two downside scenarios reflecting the risks to the UK economy including inflation being above target and with higher interest rates compared to base case. It was not deemed necessary to have a further upside scenario given the limited upside risk to the UK economy. In addition, the use of four scenarios is in line with many of our peers.
Despite mixed signals about the UK's recent economic performance, which may impact the path of the Bank Rate, our scenarios continue to capture a broad range of forecasts.
Our macroeconomic assumptions and their evolution throughout the forecast period
Our macroeconomic assumptions and their evolution throughout the forecast period for each of the scenarios at 31 December 2024 were:

		Upside	Base case	Downside 1	Downside 2	Weighted
		%	%	%	%	%
GDP(1)	2023 (actual)	0.3	0.3	0.3	0.3	0.3
	2024	0.9	0.9	0.8	0.4	0.8
	2025	2.0	1.4	(0.4)	(3.4)	0.6
	2026	2.5	1.6	0.3	(0.9)	1.2
	2027	2.5	1.4	0.9	1.3	1.4
	2028	2.5	1.4	1.0	2.8	1.6
	2029	2.5	1.4	1.1	2.8	1.6
	5-year average increase/decrease(2)	2.4	1.5	0.6	0.3	n/a
	Start to trough(3)	n/a	n/a	(0.7)	(5.2)	n/a
Bank Rate(1)	2023 (actual)	5.25	5.25	5.25	5.25	5.25
	2024	4.75	4.75	4.75	4.75	4.75
	2025	3.25	3.75	4.50	2.25	3.71
	2026	3.00	3.50	3.25	1.50	3.16
	2027	3.00	3.25	3.00	2.50	3.08
	2028	3.00	3.25	3.00	2.75	3.10
	2029	3.00	3.25	3.00	3.00	3.13
	5-year end period	3.00	3.25	3.00	3.00	n/a
	5-year peak	4.75	4.75	4.75	4.75	4.75
HPI(1)	2023 (actual)	(0.7)	(0.7)	(0.7)	(0.7)	(0.7)
	2024	4.8	4.5	2.0	1.3	3.6
	2025	4.3	3.0	(5.8)	(20.1)	(1.2)
	2026	4.7	3.0	(3.7)	(14.7)	0.3
	2027	4.6	3.0	2.9	5.8	3.4
	2028	4.5	3.0	4.4	9.6	4.0
	2029	4.6	3.0	4.6	7.7	4.0
	5-year average increase/decrease(2)	4.7	3.2	—	(3.7)	n/a
	Start to trough(3)	n/a	n/a	(10.1)	(33.0)	(0.8)
Unemployment(1)	2023 (actual)	3.8	3.8	3.8	3.8	3.8
	2024	4.4	4.3	4.4	4.4	4.4
	2025	4.1	4.4	5.2	8.3	4.9
	2026	4.0	4.2	5.5	8.2	4.9
	2027	4.0	4.2	5.5	7.6	4.8
	2028	4.0	4.2	5.5	7.0	4.8
	2029	4.0	4.2	5.5	6.4	4.7
	5-year end period	4.0	4.2	5.5	6.4	n/a
	5-year peak	4.4	4.4	5.5	8.5	4.9
CRE price growth(1)	2023 (actual)	(5.6)	(5.6)	(5.6)	(5.6)	(5.6)
	2024	0.4	(0.1)	(2.3)	(2.7)	(0.9)
	2025	5.7	2.5	(5.5)	(14.9)	(0.7)
	2026	5.2	2.8	1.7	(8.5)	2.0
	2027	2.9	2.5	2.0	4.4	2.6
	2028	3.3	2.2	1.8	3.8	2.4
	2029	3.0	2.1	2.4	3.4	2.4
	5-year average increase/decrease(2)	4.0	2.3	(0.1)	(3.3)	n/a
	Start to trough(3)	n/a	n/a	(7.4)	(24.7)	(1.2)
(1)GDP is the calendar year annual growth rate, HPI and CRE price growth rate is Q4 annual growth rate and all other data points are at 31 December in the year indicated.
(2)      This is the compound annual growth rate (CAGR) based on a 5 year period which represents an average annualised growth rate.
(3)      GDP, HPI and CRE start is taken from level at Q324.
The table below sets out our macroeconomic assumptions and their evolution throughout the forecast period for each of the scenarios at 31 December 2023:

		Upside	Base case	Downside 1	Stubborn Inflation	Downside 2	Weighted
		%	%	%	%	%	%
GDP(1)	2022 (actual)	4.3	4.3	4.3	4.3	4.3	4.3
	2023	0.6	0.5	0.5	0.5	0.3	0.5
	2024	1.0	0.4	(0.1)	(1.8)	(3.3)	(0.4)
	2025	2.1	1.3	0.2	(0.9)	(1.4)	0.6
	2026	2.4	1.5	0.5	0.4	0.6	1.1
	2027	2.4	1.4	0.3	0.7	2.2	1.4
	2028	2.4	1.4	0.3	0.8	2.6	1.4
	5-year average increase/decrease	2.1	1.2	0.3	(0.2)	0.1	n/a
	Peak/(trough) at(2)	—	—	(0.2)	(2.8)	(5.1)	(1.1)
Bank Rate(1)	2022 (actual)	3.50	3.50	3.50	3.50	3.50	3.50
	2023	5.25	5.25	5.25	5.25	5.25	5.25
	2024	4.25	4.50	5.25	6.50	3.75	4.88
	2025	3.25	3.50	4.00	5.00	2.00	3.68
	2026	2.75	3.25	3.25	3.75	2.00	3.18
	2027	2.75	3.00	3.00	3.00	2.50	2.93
	2028	2.75	3.00	3.00	3.00	2.50	2.93
	5-year end period	2.75	3.00	3.00	3.00	2.50	n/a
	Peak/(trough) at	5.25	5.25	5.75	6.50	5.25	5.55
HPI(1)	2022 (actual)	5.0	5.0	5.0	5.0	5.0	5.0
	2023	(1.7)	(2.2)	(4.7)	(6.3)	(7.8)	(3.8)
	2024	2.0	(1.0)	(11.7)	(18.8)	(25.8)	(7.8)
	2025	6.5	2.5	3.4	3.6	3.6	3.3
	2026	5.1	3.0	2.1	1.6	1.6	2.7
	2027	4.0	3.0	3.0	1.6	1.6	2.7
	2028	3.6	3.0	3.1	1.8	1.8	2.7
	5-year average increase/decrease	4.3	2.0	(0.8)	(3.3)	(5.4)	n/a
	Peak/(trough) at(2)	(3.7)	(6.5)	(17.5)	(25.5)	(33.0)	(13.8)
Unemployment(1)	2022 (actual)	3.7	3.7	3.7	3.7	3.7	3.7
	2023	4.3	4.3	4.3	4.3	4.4	4.3
	2024	4.3	4.8	4.8	5.6	8.5	5.3
	2025	3.7	4.4	4.9	5.9	8.0	5.1
	2026	3.4	4.3	5.2	6.2	7.4	5.0
	2027	3.0	4.3	5.4	6.1	6.8	4.9
	2028	3.0	4.2	5.3	5.8	6.2	4.7
	5-year end period	3.0	4.2	5.3	5.8	6.2	n/a
	Peak/(trough) at	4.5	4.8	5.5	6.2	8.5	5.5
(1)GDP is the calendar year annual growth rate, HPI is Q4 annual growth rate and all other data points are at 31 December in the year indicated.
(2)GDP peak taken from GDP level at Q2-23 and HPI peak taken from HPI level at Q3-22.
The forecast growth rates for the GDP assumptions we use for scenario modelling
The forecast growth rates for the GDP assumptions we used for scenario modelling were:
Scenario weights
Each quarter, we review the scenario weights we apply. We consider the weights of the economic scenarios as a whole, while ensuring that the scenarios capture the non-linear distribution of losses across a reasonable range. To support our initial assessment of the weight of a scenario, we undertake a Monte Carlo analysis to estimate the likelihood of a five-year average GDP forecast growth rate occurring based on the long-run historically observed average. We then create a standard distribution bell curve around this long run average. This allows us to estimate the probability of a given GDP scenario occurring based on past experience and therefore assign a weight to that scenario. We also consider the UK economic and political environment when applying weights.
The scenario weights we applied for 2024 and 2023 were:

	Upside	Base case	Downside 1	Stubborn Inflation	Downside 2	Weighted
Scenario weights	%	%	%	%	%	%
2024	15	50	25	n/a	10	100
2023	10	50	10	20	10	100
2024 compared to 2023
In 2024, we removed the Stubborn Inflation scenario and re-weighted the remaining scenarios as inflation returned to more normalised levels. We remain of the view that the risks to UK growth are still biased to the downside and include: further geopolitical events creating more challenges for economies both the UK and abroad; the potential for further upside inflation surprises causing inflation to stay above target for longer, raising the cost of living and so reducing consumer demand; continuing weak investment reflecting the uncertain nature of the economic environment; and a continuing and significant mismatch between vacancies and skills along with a smaller labour force, which may bring disruption to any recovery in the latter years of the forecast.
Definition of default (Credit impaired) (audited)
We define a financial instrument as in default (i.e. credit impaired) for the purpose of calculating ECL if it is more than three months past due, or if we have data that suggests the customer is unlikely to pay. The data we have on customers varies across our business segments. It typically includes where:

Retail & Business Banking and Consumer Finance
–They have been reported bankrupt or insolvent and are in arrears
–Their loan term has ended, but they still owe us money more than three months later
–They have had forbearance while in default and have failed to perform under the new arrangement terms, or have had multiple forbearance. Performing forborne accounts while not in default are reported in Stage 2

–We have suspended their fees and interest because they are in financial difficulties
–We have repossessed the property or the asset.
Corporate & Commercial Banking and Corporate Centre
–They have had a winding up notice issued, or something happens that is likely to trigger insolvency – such as another lender calls in a loan
–Something happens that makes them less likely to be able to pay us – such as they lose an important client or contract
–They have regularly missed or delayed payments, even though they have not gone over the three-month limit for default
–Their loan is unlikely to be refinanced or repaid in full on maturity
–Their loan has an excessive LTV that is unlikely to be resolved, such as by a change in planning policy, pay-downs, or increase in market value
–Loans restructured under financial difficulties, classified as forborne transactions, in last 12 months.
Where we use the advanced internal ratings-based basis for a portfolio in our capital calculations, there are differences with the default definitions for ECL purposes. The main differences are as follows:
–Performing forborne accounts while not in default are in Stage 2 until they cure their forbearance status (measured as 12 consecutive months of successful payments).
–Performing non-forborne accounts, which under our internal rating-based basis are subject to a 3-month cure period. For accounting purposes, we classify them in Stage 2 until they cure all SICR triggers.
Significant Increase in Credit Risk (SICR) (audited)
Loans which have suffered a SICR since origination are subject to a lifetime ECL assessment which extends to a maximum of the contractual term of the loan, or the behavioural term for a revolving facility. Loans which have not experienced a SICR are subject to 12-month ECL. We assess the credit risk profile of each facility to determine which of three stages to allocate them to:
–Stage 1: when there has been no SICR since initial recognition. We apply a loss allowance equal to a 12-month ECL i.e. the proportion of lifetime expected losses that relate to that default event expected in the next 12 months
–Stage 2: when there has been a SICR since initial recognition, but the exposure is not considered credit impaired. We apply a loss allowance equal to the lifetime ECL i.e. the expected loss resulting from all possible defaults throughout the residual life of a facility
–Stage 3: when the exposure is considered credit impaired. We apply a loss allowance equal to the lifetime ECL. Objective evidence of credit impairment is needed. For more, see the section ‘Definition of default (Credit impaired)’ above.
We use quantitative, qualitative and backstop criteria to identify exposures that suffer a SICR. The Credit Risk Provisions Forum (CRPF) reviews and approves our SICR thresholds periodically. The Board Audit Committee reviews and challenges their appropriateness each year, or more often if we change them.
Key changes in 2024
In 2024, alongside our new ECL models, we updated our SICR criteria to enhance and improve consistency across portfolios. As a result, we now treat the following accounts as Stage 2:
Quantitative:
–Accounts with a 12-month PD between 30bps (0.3%) and 2000bps (20%) where the annualised lifetime PD has doubled from origination.
–PD threshold: Accounts where the annualised lifetime PD has increased above 2000bps (20%).
–Low Credit Risk Exemption (LCRE): we introduced an LCRE where, if the 12-month PD is less than 30bps, we retain the account in Stage 1, unless the qualitative or backstop criteria are met.
These changes increased the number of accounts in Stage 2 for Credit Cards and Overdrafts mainly due to the lower absolute PD thresholds, with no material increase in ECL.
Qualitative:
–For mortgages, over-indebted customers and Interest-only accounts 24 months pre-maturity.
–For CCB, customers operating in a high-risk sector.
These enhancements enabled us to retire related JAs.
Quantitative criteria
We use quantitative criteria to identify where an exposure has increased in credit risk. We base our criteria on whether any increase in the lifetime PD since origination exceeds a threshold in relative and absolute terms. We base the value anticipated at origination on similar assumptions and data to the ones we use at the reporting date, adjusted to reflect the account surviving to that date. The comparison uses either an annualised lifetime PD, where the lifetime PD is divided by the forecast period, or the absolute change in lifetime PD since origination.
The criteria for 2024 and 2023 were: accounts above the lower absolute PD thresholds below, where the PD has doubled since origination, are treated as Stage
2. Any account above the upper threshold (i.e. 20%) is also treated as Stage 2:

	Retail & Business Banking				Consumer Finance(2)	Corporate & Commercial Banking	Corporate Centre
	Mortgages	Everyday Banking(1)
		Personal loans	Credit cards	Overdrafts
2024	30bps	30bps	30bps	30bps	300bps	30bps	Internal rating method
2023	30bps	30bps	340bps	260bps	300bps	30bps	Internal rating method
(1)For larger business banking customers, we apply the same criteria as we use for CCB. Credit cards and Overdrafts lower PD thresholds aligned with the rest of Everyday Banking for consistency.
(2)Consumer Finance use the comparison of lifetime PDs to determine Stage allocation, unlike other products which first turn the lifetime PD into an average yearly PD (annualised) and then do the comparison. In addition, Consumer Finance does not apply the upper absolute PD threshold criteria.
Qualitative criteria
We also use qualitative criteria to identify where an exposure has increased in credit risk, independent of changes in PD. The criteria for 2024 and 2023 were:

Retail & Business Banking				Consumer Finance	Corporate & Commercial Banking	Corporate Centre
Mortgages	Everyday Banking(1)
	Personal loans	Credit cards	Overdrafts
– In forbearance – Default in last 24m – 30 Days Past Due (DPD) in last 12m – Bankrupt – £100+ arrears New in 2024: – Over-indebted customers – Interest Only accounts 24m pre-maturity	– In Collections – Default in last 12m – £50+ arrears	– In forbearance – Default in last 12m – In Collections – £100+ arrears – Behaviour score indicators	– Fees suspended – Default in last 12m – Debit dormant >35 days – Any excess in month	– In forbearance – Deceased or Insolvent – Court ‘Return of goods’ order or Police watchlist – Agreement terminated – Payment holiday – Cash Collection	– In forbearance – Default in last 12m – Watchlist: proactive management – Default at proxy origination New in 2024: – Customers in a high-risk sector	– Watchlist: proactive management
(1)For larger business banking customers, we apply the same criteria that we use for Corporate & Commercial Banking.
If needed, we apply additional qualitative assessments as part of JAs in response to situations where known or expected risk factors and data are not considered in the modelling process. See 'Judgemental Adjustments (JAs)' below for more on this.
Backstop criteria
As a backstop, we classify all exposures more than 30 or 90 DPD in at least Stage 2 or in Stage 3, respectively. This means that we do not rebut the backstop presumptions in IFRS 9 (i.e. credit risk has significantly increased if contractual payments are more than 30 DPD) relating to either a SICR or default.
Improvement in credit risk or cure
We transfer Stage 3 exposures to Stage 2 or Stage 1 when we no longer consider them to be credit impaired. We transfer Stage 2 exposures to Stage 1 when we no longer consider them to have suffered a SICR. Where we identified a SICR using quantitative criteria, we transfer the exposures to Stage 1 when they no longer meet the original PD-based transfer criteria. Where we identified a SICR using qualitative criteria, the issues that led to the transfer must be cured before we transfer the exposure to Stage 1. For a loan to exit forbearance, it must meet the conditions set out in the section ‘Forbearance’ in the 'Credit risk' section of the
Risk review.
Judgemental Adjustments (JAs) (audited)We use a range of methods to identify whether we need a JA. These include regular reviews of model monitoring tools, changes in the period, trend analysis, comparisons against forecasts, and inputs from expert teams who manage key portfolio risks. We only recognise a JA if its expected impact is over £1m and keep it in place until we no longer need it. This is usually when we build it into our core credit model or the conditions that led to raising the JA no longer exist.
Our Risk Provisions & Forecasting team calculate JAs to ensure they are incremental to the core credit model and to ensure the calculation is performed in a consistent and controlled manner. We apply standard end-user computing controls to JAs expected to be in place for more than six months. The CRPF reviews and approves all JAs on a quarterly basis.

	Retail & Business Banking
	Mortgages	Everyday Banking		Consumer Finance	Corporate & Commercial Banking	Corporate Centre	Total
		Credit Cards	Other
2024	£m	£m	£m	£m	£m	£m	£m
Modelled ECL	128	149	122	69	142	—	610
Individually assessed	6	—	—	—	162	—	168
ECL before JAs	134	149	122	69	304	—	778
JAs (excluding Affordability and Cost of Living JAs)
Unsecured PD adjustments	—	—	2	—	—	—	2
Mortgages LGD	27	—	—	—	—	—	27
Corporate single large exposure	—	—	—	—	24	—	24
Other	1	1	6	—	—	—	8
Total JAs (excluding Affordability and Cost of Living JAs)	28	1	8	—	24	—	61
Affordability and Cost of Living JAs
Corporate lending to segments affected by supply chain pressures	—	—	—	—	14	—	14
Mortgage refinancing risk	11	—	—	—	—	—	11
SME debt burden	—	—	6	—	—	—	6
Total Affordability and Cost of Living JAs	11	—	6	—	14	—	31
Total JAs	39	1	14	—	38	—	92
Total ECL	173	150	136	69	342	—	870
Total JAs as a percentage of Total ECL (%)							11

2023	£m	£m	£m	£m	£m	£m	£m
Modelled ECL	134	123	123	62	240	—	682
Individually assessed	4	—	—	—	124	—	128
ECL before JAs	138	123	123	62	364	—	810
JAs (excluding Affordability and Cost of Living JAs)
Long-term indeterminate arrears	16	—	—	—	—	—	16
12+ months in arrears	14	—	—	—	—	—	14
UPL loss floor	—	—	6	—	—	—	6
Model underestimation	36	—	—	—	—	—	36
Corporate single large exposure	—	—	—	—	23	—	23
Other	12	1	3	4	(31)	—	(11)
Total JAs (excluding Affordability and Cost of Living JAs)	78	1	9	4	(8)	—	84
Affordability and Cost of Living JAs
Corporate lending to segments affected by supply chain pressures	—	—	—	—	24	—	24
Secured affordability	9	—	—	4	—	—	13
Unsecured affordability	—	16	22	—	—	—	38
Mortgage refinancing risk	19	—	—	—	—	—	19
SME debt burden	—	—	6	—	—	—	6
Total Affordability and Cost of Living JAs	28	16	28	4	24	—	100
Total JAs	106	17	37	8	16	—	184
Total ECL	244	140	160	70	380	—	994
Total JAs as a percentage of Total ECL (%)							19
JAs (excluding Affordability and Cost of Living JAs)
–Unsecured PD Adjustments: In 2024, we replaced the UPL Loss floor JA with the Unsecured PD Adjustments JA to widen the scope of the JA. We use this
JA to address the perceived macroeconomic insensitivity in our Unsecured Personal Loans (UPL) model and the over sensitivity in our Overdrafts model.
–UPL – This arises where analysis of historical losses shows a larger correlation to the International Labour Organisation (ILO) unemployment forecast than the model gives. The JA uplifts the lifetime losses expected in each of the macroeconomic scenarios in the model to align with the expected losses the historical analysis predicts.
–Overdrafts – This arises where the ECL model is overly sensitive to Bank Rate changes, leading it to predict extremely high PDs in the early years. The JA reduces the lifetime losses expected in each of the macroeconomic scenarios in the model to align with the expected losses the historical analysis predicts.
–Mortgages LGD: We introduced this JA in 2024. It uplifts the modelled parameters that capture the risk of failed recovery strategies of stage 3 accounts in default and stage 1 and stage 2 accounts not in default targeting the LGD underestimation flagged by model monitoring, as well as the lower level of coverage compared to peers in this segment.
–Corporate single large exposure: This JA safeguards against individual large exposures defaulting over a short period. We currently use the JA to safeguard against two historically observed single name large losses in CCB. This JA was used in 2024 for 2 cases. This JA was also replenished in 2024 as it is still needed as UK corporate insolvencies rose to a 30-year high. In the current economic environment, the risk of single name defaults, which incur high losses, is considered greater than before as government support schemes ceased. We continue to assess the risk over the medium term based on actual experience and refine the estimate based on changes in our portfolio credit quality and loan size mix.
–Other: This includes Mortgages and Retail Unsecured and generally consists of small portfolios where the ECL calculation is held outside of the main models.
Affordability and Cost of Living JAs
–Corporate lending to segments affected by supply chain pressures: This JA reflects the corporate lending risks to those sectors susceptible to high inflation and energy prices, higher input costs, potential for lower consumer and business demand and exposure to supply chain pressures. This JA calculates
ECL by stressing PD levels for customers in Stage 2 according to each customer's risk profile.
–Mortgage refinancing risk: The JA considers the risk of mortgage customers being unable to afford their new mortgage instalment after re-mortgaging at higher interest rates. The JA assesses the likely mortgage payment against the stressed interest rate that customers had been assessed against at the point of application. Customers that are likely to secure rates above their stress levels are considered at risk of not being able to afford their new mortgage. We uplift their PDs to account for the elevated levels of defaults observed for the most recent cohorts of refinanced mortgages. The JA was designed using some profiling characteristics of customers that used the Mortgage Charter government scheme as some of those accounts are considered to be at higher risk of arrears.
–SME debt burden: This JA takes account of the potential debt burden risk of unsecured lending to our SME customers who also took a BBL. This does not incorporate the credit risk on BBLs as these are government guaranteed, but considers the possible impact on repayment of other lending with us.
2024 compared to 2023
In 2024, we implemented new impairment models for Mortgages and Corporate & Commercial Banking, which now embed many of the JAs in place at the end of
2023. In response to the improved economic data, specifically inflation, we reassessed the need for cost of living JAs and retired the Secured and Unsecured
Affordability JAs.
In 2024, we introduced a new Mortgage LGD JA which uplifts the modelled parameters that capture the risk of failed recovery strategies, for default and non-
default accounts.
Climate change
In 2024 and 2023, we assessed the risks to asset valuations in the customer loan book from both transitional and physical risks associated with climate change. At
31 December 2024 and 2023, we did not consider it appropriate to recognise a climate risk related JA for the following reasons:
–The behavioural life of the loan book is less than five years. Any material transitional risks are generally regarded to be relevant over a longer timeframe than five years and, as such, the risk predominantly relates to assets yet to be written;
–There have been no observed default events or SICRs due to climate change for any part of the loan book;
–The absolute exposure to fossil fuel industries is not material. On an individually assessed basis, clients in these industries are highly rated and their markets remain highly liquid;
–The residual value of automotive vehicles might be impacted by diesel obsolescence and the transition to electric vehicles. The residual value risk is already set at the more cautious end of the acceptable range to capture the inherent risk of diesel obsolescence and measurement uncertainty of electric vehicles;
–ECL calculations are based on multiple forward-looking economic scenarios developed by management covering a period of five years, during which timeframe climate change risks may crystallise;
–The proportion of mortgage loans subject to flood and subsidence risk is not material. The terms of our mortgage lending also require homeowners to have an active flood protection at any point of the contract. This assessment relies upon availability of risk cover from private insurers and FloodRe, respectively. The potential risk may increase over time if flooding due to climate change increases and/or insurance market circumstances change.
Internal credit risk rating for corporate borrowers (audited)
We assign each corporate borrower an internal credit rating based on our internal rating scale. To do this, we look at the customer’s financial history and trends in the economy backed up by the expert judgement of a risk analyst. We review our internal ratings on a dynamic basis and at least once a year. The internal risk rating is used to determine the Probability of Default for a client.
Individually assessed corporate Stage 3 exposures (audited)
We assess the ECL requirement for single name corporate exposures on an individual basis when they meet our definition of default and are transferred into
Stage 3. This assessment uses the latest specific data about the counterparty's estimated future cash flows, and collateral valuations, to determine a probability weighted ECL based on a best, worst and mid case outcome. For these individually assessed loans, the ECL allowance was £162m at 31 December 2024 (2023:
£124m). Had management assumed the best or worst outcome for loss estimates, the ECL allowance could have been within a range of £63m to £291m.
Sensitivity of ECL allowance to economic scenarios and weights (audited)
The ECL allowance is sensitive to the methods, assumptions and estimates underlying its calculation. For example, management could have applied different probability weights to the economic scenarios. In addition, the ECL allowance for residential mortgages is significantly affected by the HPI assumptions which determine the valuation of collateral used in the calculations.
Had management used different assumptions on probability weights and HPI, a larger or smaller ECL charge would have resulted that may have had a material impact on the ECL allowance and profit before tax.
Scenario sensitivity
The tables below show the ECL allowances that would have arisen had management applied a 100% weight to each economic scenario. The allowances were calculated using a stage allocation appropriate to each scenario and differs from the probability-weighted stage allocation used to determine the ECL allowance shown above. For exposures subject to individual assessment, the distribution of ECLs which could reasonably be expected has also been considered, assuming no change in the number of cases subject to individual assessment, and within the context of a potential best to worst case outcome.

	Upside	Base case	Downside 1	Downside 2	Weighted
2024	£m	£m	£m	£m	£m
Exposure	290,484	290,484	290,484	290,484	290,484
Retail & Business Banking	198,747	198,747	198,747	198,747	198,747
– Mortgages	178,041	178,041	178,041	178,041	178,041
– EDB - Credit Cards	13,642	13,642	13,642	13,642	13,642
– EDB - Other	7,064	7,064	7,064	7,064	7,064
Consumer Finance	4,759	4,759	4,759	4,759	4,759
Corporate & Commercial Banking	26,307	26,307	26,307	26,307	26,307
Corporate Centre	60,671	60,671	60,671	60,671	60,671

ECL	742	775	922	1,525	870
Retail & Business Banking	381	404	518	1,052	459
– Mortgages	113	129	219	706	173
– EDB - Credit Cards	142	148	154	159	150
– EDB - Other	126	127	145	187	136
Consumer Finance	67	68	69	70	69
Corporate & Commercial Banking	294	303	335	403	342
Corporate Centre	—	—	—	—	—
	%	%	%	%	%
Proportion of assets in Stage 2	7	7	8	13	8
Retail & Business Banking	8	8	9	15	9
– Mortgages	9	9	10	16	9
– EDB - Credit Cards	3	3	3	3	3
– EDB - Other	5	5	7	10	6
Consumer Finance	7	7	7	7	7
Corporate & Commercial Banking	7	7	9	15	8
Corporate Centre	—	—	—	—	—
	%	%	%	%	%
Proportion of assets in Stage 3	1	1	1	1	1
Retail & Business Banking	1	1	1	1	1
– Mortgages	1	1	1	1	1
– EDB - Credit Cards	—	—	—	—	—
– EDB - Other	2	2	2	2	2
Consumer Finance	1	1	1	1	1
Corporate & Commercial Banking	2	2	2	2	2
Corporate Centre	—	—	—	—	—

	Upside	Base case	Downside 1	Stubborn Inflation	Downside 2	Weighted
2023	£m	£m	£m	£m	£m	£m
Exposure	300,969	300,969	300,969	300,969	300,969	300,969
Retail & Business Banking	204,357	204,357	204,357	204,357	204,357	204,357
– Mortgages	183,568	183,568	183,568	183,568	183,568	183,568
– EDB - Credit Cards	13,116	13,116	13,116	13,116	13,116	13,116
– EDB - Other	7,673	7,673	7,673	7,673	7,673	7,673
Consumer Finance	5,228	5,228	5,228	5,228	5,228	5,228
Corporate & Commercial Banking	27,277	27,277	27,277	27,277	27,277	27,277
Corporate Centre	64,107	64,107	64,107	64,107	64,107	64,107

ECL	834	898	993	1,179	1,412	994
Retail & Business Banking	420	467	538	692	891	544
– Mortgages	143	176	236	365	564	244
– EDB - Credit Cards	132	138	142	150	150	140
– EDB - Other	145	153	160	177	177	160
Consumer Finance	68	69	70	72	72	70
Corporate & Commercial Banking	346	362	385	415	449	380
Corporate Centre	—	—	—	—	—	—
	%	%	%	%	%	%
Proportion of assets in Stage 2	6	6	6	7	12	8
Retail & Business Banking	6	7	7	8	15	9
– Mortgages	7	7	7	8	17	10
– EDB - Credit Cards	2	3	3	3	3	3
– EDB - Other	7	8	8	9	9	8
Consumer Finance	6	6	6	6	6	6
Corporate & Commercial Banking	13	14	14	17	20	13
Corporate Centre	—	—	—	—	—	—
	%	%	%	%	%	%
Proportion of assets in Stage 3	1	1	1	1	1	1
Retail & Business Banking	1	1	1	1	1	1
– Mortgages	1	1	1	1	1	1
– EDB - Credit Cards	—	—	—	—	—	—
– EDB - Other	2	2	2	2	2	2
Consumer Finance	—	—	—	—	—	—
Corporate & Commercial Banking	3	3	3	3	3	3
Corporate Centre	—	—	—	—	—	—
2024 compared to 2023
ECL reduced by £124m, driven by deleveraging of the balance sheet and the improved economic outlook resulting in ECL model releases. The ECL on Credit
Cards increased in the year due to the updated SICR rules. The value of JAs decreased in 2024 due to the implementation of new impairment models for
Mortgages and Corporate & Commercial Banking, as well as the releases of the affordability JAs in EDB.
HPI sensitivity
Given the relative size of our residential mortgage portfolio, management considers that changes in HPI assumptions used to calculate the modelled ECL allowance for residential mortgages would have the most significant impact on the modelled ECL allowance. The table below shows the modelled ECL impact on the profit before tax of applying an immediate and permanent house price increase/decrease to our unweighted base case scenario, and assumes no changes to the stage allocation of exposures.

	Increase/decrease in house prices
	+20%	+10%	-10%	-20%
Increase/(decrease) in profit before tax	£m	£m	£m	£m
2024	34	21	(38)	(112)
2023	70	38	(54)	(155)
2024 compared to 2023
The decrease in modelled ECL sensitivity reflects the new Retail Mortgages impairment model we introduced in 2024, which shows different economic sensitivities, as well as portfolio deleveraging. The impairment model assumes a similar loss for low LTV accounts, given the distribution of LTV in the portfolio, and increases in the HPI exhibit shows less impact on modelled ECL than decreases in HPI.
Measuring ECL (audited)
For our mortgages and CCB portfolios, where accounts are not in default at the reporting date, we estimate a quarterly ECL for each exposure and for each quarter over the forecast period. The lifetime ECL is the sum of the quarterly ECLs over the forecast period, while the 12-month ECL is limited to the first four quarters. We calculate each quarterly ECL as the discounted value for the relevant forecast month of the product of the following factors:

Factor	Description
Survival rate (SR)	The probability that the exposure has not closed or defaulted since the reporting date.
Probability of default (PD)
The likelihood of a borrower defaulting in the following quarter, assuming it has not closed or defaulted since the reporting date. For each quarter in the forecast period, we estimate the quarterly PD from a range of factors. These include key risk drivers for the exposure, as well as the expected evolution of the account risk with maturity and factors for changing economics. We support this with historical data analysis.

Exposure at default (EAD)
The amount we expect to be owed if a default, or sale in the case of retail mortgages, event occurs. We determine EAD for each quarter of the forecast period by the expected payment profile, which varies by product. For amortising products, we base it on the borrower’s contractual repayments over the forecast period. We adjust this for any expected overpayments on Stage 1 accounts that the borrower may make and for any arrears we expect if the account was to default. For revolving products, or amortising products with an off-balance sheet element, we determine EAD using the balance at default and the contractual exposure limit. We vary these assumptions by product and base them on analysis of recent default data.

Loss given default (LGD)
Our expected loss if a default event were to occur. We express it as a percentage and calculate it based on factors that we have observed to affect the likelihood and/or value of any subsequent write-offs, which vary according to whether the product is secured or unsecured. If the product is secured, we consider collateral values as well as the historical discounts to market/book values due to forced sales type.

We use the original effective interest rate as the discount rate. For accounts in default, we use the EAD as the reporting date balance. We also calculate an LGD to reflect the default status of the account, considering the current DPD and loan-to-value. PD and SR are not required for accounts in default.
Forecast period
We base the forecast period for amortising facilities on the remaining contract term. For revolving facilities, we base it on the behavioural, rather than contractual, characteristics of the facility type.
Forward-looking information
Our assessments of a SICR and the calculation of ECL allowances incorporate forward-looking data. We perform historical analysis and identify the key economic variables that impact credit risk and ECL allowances for each portfolio. These can include house price growth, GDP, unemployment rate and BoE Bank Rate.
Where applicable, we incorporate these economic variables and their associated impacts into our models.
Economic forecasts have the most impact on ECL measurement for residential mortgages and, to a lesser extent, corporate loans. This is due to the long behavioural lives and large size of these portfolios. Economic forecasts have less impact on ECL for other portfolios due to their shorter lives and smaller size.
Grouping of instruments for losses measured on a collective basis
We measure ECL at the individual financial instrument level. However, where we have used internal capital or similar models as the basis for our ECL models, this typically results in a large number of relatively small homogenous groups. We typically group instruments where they share risk characteristics using statistical models and assess them for impairment collectively. We use this approach for all our Retail & Business Banking and Consumer Finance portfolios and SME customers in Corporate & Commercial Banking.
We calculate separate collective provisions for instruments in Stages 1, 2 and 3 where the instrument is not individually assessed.
For all our portfolios (whether we assess them for impairment individually or collectively) we use four forward-looking economic scenarios.
Governance around ECL impairment allowances (audited)
Our Risk Methodology team developed our ECL models (except for the external models we use, such as OGEM which we described earlier in ‘Our forecasting approach’), and our Independent Validations team reviews all material models. As model owners, our Risk Provisioning & Forecasting team run the models to calculate our ECL each month. The models are sensitive to changes in credit conditions and reflect management judgements that give rise to measurement uncertainty in our ECL, as set out above. The following committees and forums review the provision drivers and ensure that the ECL remains appropriate:
–Model Risk Control Forum (MRCF) reviews and approves new models and model changes. It also reviews the use of OGEM as a reliable model on which to base our other forecast macroeconomic variables. We use it across all stress testing and planning so it is subject to model risk criteria.
–ALCO reviews and approves the base case used in the economic scenarios we use to calculate forward-looking scenarios.
–CRPF reviews and approves the economic scenarios and probability weights we use to calculate forward-looking scenarios. It also reviews management judgements and approves ECL impairment allowances.
–Board Audit Committee reviews and challenges the appropriateness of the estimates and judgements made by management.
For more on the governance around specific elements of the ECL impairment allowances, including the frequency of, and thresholds for, reviews, including by these committees and forums, see the detailed sections above.
How we assess the performance of our ECL estimation process
We assess the reasonableness of our ECL provisions and the results of our Staging analysis using a range of methods. These include:
–Benchmarking: we compare our coverage levels with our peers
–Stand-back testing: we monitor the level of our coverage against actual write-offs
–Back-testing: we compare key drivers periodically as part of model monitoring practices
–Monitoring trends: we track ECL and Staged assets over time and against our internal budgets and forecasts, with triggers set accordingly.
SANTANDER UK GROUP LEVEL – CREDIT RISK REVIEWThe credit risk balances  in these credit risk review sections include interest we have charged to the customer’s account, but not accrued interest that we have not charged to the account yet, unless otherwise stated.
Our maximum and net exposure to credit risk (audited)
The tables below show the main differences between our maximum and net exposure to credit risk. They show the effects of collateral, netting, and risk transfer to mitigate our exposure. The tables only show the financial assets that credit risk affects and to which the impairment requirements in IFRS 9 are applied.
For balance sheet assets, the maximum exposure to credit risk is the carrying value after impairment loss allowances. Off-balance sheet exposures are mortgage offers, guarantees, formal standby facilities, credit lines and other commitments. For off-balance sheet guarantees, the maximum exposure is the maximum amount that we would have to pay if the guarantees were called on. For formal standby facilities, credit lines and other commitments that are irrevocable over the life of the facility, the maximum exposure is the total amount of the commitment.

	Maximum exposure
	Balance sheet asset			Off-balance sheet			Collateral(1)
	Gross amounts	Loss allowance	Net amounts	Gross amounts	Loss allowance	Net amounts	Cash	Non-cash	Netting(2)	Net exposure
2024	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Cash and balances at central banks	33.1	—	33.1	—	—	—	—	—	—	33.1
Financial assets at amortised cost:
–Loans and advances to customers:⁽³⁾
–Residential Mortgages(4)	168.6	(0.2)	168.4	10.8	—	10.8	—	(171.4)	—	7.8
–Corporate loans	18.7	(0.3)	18.4	7.8	—	7.8	—	(14.9)	—	11.3
–Finance leases	4.2	(0.1)	4.1	—	—	—	—	—	—	4.1
–Accrued interest and other adjustments	0.8	—	0.8	0.4	—	0.4	—	—	—	1.2
–Other unsecured loans	6.6	(0.2)	6.4	14.2	(0.1)	14.1	—	—	—	20.5
–Amounts due from fellow Banco Santander group subsidiaries and JVs	4.8	—	4.8	—	—	—	—	—	—	4.8
Total loans and advances to customers	203.7	(0.8)	202.9	33.2	(0.1)	33.1	—	(186.3)	—	49.7
–Loans and advances to banks	1.1	—	1.1	0.5	—	0.5	—	—	—	1.6
–Reverse repurchase agreements – non trading	10.3	—	10.3	2.0	—	2.0	—	(10.3)	(0.1)	1.9
–Other financial assets at amortised cost	3.4	—	3.4	—	—	—	—	—	—	3.4
Total financial assets at amortised cost	218.5	(0.8)	217.7	35.7	(0.1)	35.6	—	(196.6)	(0.1)	56.6
Financial assets at fair value at FVOCI:
–Loans and advances to customers	—	—	—	—	—	—	—	—	—	—
–Debt securities	9.0	—	9.0	—	—	—	—	—	—	9.0
Total financial assets at FVOCI	9.0	—	9.0	—	—	—	—	—	—	9.0
Total	260.6	(0.8)	259.8	35.7	(0.1)	35.6	—	(196.6)	(0.1)	98.7

2023
Cash and balances at central banks	40.5	—	40.5	—	—	—	—	—	—	40.5
Financial assets at amortised cost:
–Loans and advances to customers:⁽³⁾
–Residential Mortgages	176.5	(0.2)	176.3	8.3	—	8.3	—	(179.1)	—	5.5
–Corporate loans	18.5	(0.3)	18.2	8.9	—	8.9	(0.1)	(15.3)	—	11.7
–Finance leases	4.6	(0.1)	4.5	—	—	—	—	(4.5)	—	—
–Accrued interest and other adjustments	0.9	—	0.9	—	—	—	—	—	—	0.9
–Other unsecured loans	7.1	(0.3)	6.8	13.8	(0.1)	13.7	—	—	—	20.5
–Amounts due from fellow Banco Santander group subsidiaries and JVs	4.5	—	4.5	—	—	—	—	—	—	4.5
Total loans and advances to customers	212.1	(0.9)	211.2	31.0	(0.1)	30.9	(0.1)	(198.9)	—	43.1
–Loans and advances to banks	1.2	—	1.2	0.5	—	0.5	—	—	—	1.7
–Reverse repurchase agreements – non trading	12.5	—	12.5	—	—	—	—	(12.4)	(0.1)	—
–Other financial assets at amortised cost	0.2	—	0.2	—	—	—	—	—	—	0.2
Total financial assets at amortised cost	226.0	(0.9)	225.1	31.5	(0.1)	31.4	(0.1)	(211.3)	(0.1)	45.0
Financial assets at FVOCI:
Loans and advances to customers	—	—	—	—	—	—	—	—	—	—
–Debt securities	8.5	—	8.5	—	—	—	—	—	—	8.5
Total financial assets at FVOCI	8.5	—	8.5	—	—	—	—	—	—	8.5
Total	275.0	(0.9)	274.1	31.5	(0.1)	31.4	(0.1)	(211.3)	(0.1)	94.0
(1)The forms of collateral we take to reduce credit risk include: residential and commercial property; other physical assets, including motor vehicles; liquid securities, including those transferred under reverse repurchase agreements; cash, including cash used as collateral for derivative transactions; and receivables. Charges on residential property are most of the collateral we take.
(2)We can reduce credit risk exposures by applying netting. We do this mainly for derivative and repurchase transactions with financial institutions. For derivatives and securities finance transactions, we use standard master netting agreements. For more on this, see ‘Credit risk mitigation’ in the ‘Credit risk - Credit risk management’ section.
(3)Balances include interest we have charged to the customer’s account and accrued interest that we have not charged to the account yet.
(4)The collateral value shown against advances secured on residential property is limited to the balance of each associated individual loan. It does not include the impact of over–collateralisation (where the collateral has a higher value than the loan balance) and includes collateral we would receive on draw down of certain off–balance sheet commitments.
The tables below show the main differences between our maximum and net exposure to credit risk on the financial assets that credit risk affects and to which the impairment requirements in IFRS 9 are not applied.

	Balance sheet asset gross amount	Collateral(1)		Netting(2)	Net exposure
		Cash	Non-cash
2024	£bn	£bn	£bn	£bn	£bn
Financial assets at FVTPL:
–Derivative financial instruments	1.3	(0.7)	—	(0.4)	0.2
–Other financial assets at FVTPL	0.4	—	—	—	0.4
Total	1.7	(0.7)	—	(0.4)	0.6

2023
Financial assets at FVTPL:
–Derivative financial instruments	1.5	(0.8)	—	(0.5)	0.2
–Other financial assets at FVTPL	0.6	—	—	—	0.6
Total	2.1	(0.8)	—	(0.5)	0.8
(1)The forms of collateral we take to reduce credit risk include: liquid securities, including those transferred under reverse repurchase agreements; cash, including cash used as collateral for derivative transactions;
and receivables.
(2)We can reduce credit risk exposures by applying netting. We do this mainly for derivative and repurchase transactions with financial institutions. For derivatives and securities finance transactions, we use standard master netting agreements. They allow us to set off our credit risk exposure to a counterparty against our obligations to the counterparty in relation to transactions under the master netting agreement in the event of default. This gives us a lower net credit exposure. They may also reduce settlement exposure. For more on this, see ‘Credit risk mitigation’ in the ‘Credit risk – Credit risk management’ section.
Single credit rating scale
In the table below, we have used a single rating scale to ensure we are consistent across all our credit risk portfolios in how we report the risk of default. It has eight grades for non–defaulted exposures, from 9 (lowest risk) to 2 (highest risk). We define each grade by an upper and lower PD value and we scale the grades so that the default risk increases by a factor of ten every time the grade number drops by two steps. For example, grade 9 has an average PD of 0.010%, and grade 7 has an average PD of 0.100%. We give defaulted exposures a grade 1 and a PD value of 100%. In the final column of the table, we show the approximate equivalent credit rating grade used by Standard & Poor’s Ratings Services (S&P).

Santander UK risk grade	PD range
	Mid	Lower	Upper	S&P equivalent
	%	%	%
9	0.010	0.000	0.021	AAA to AA+
8	0.032	0.021	0.066	AA to AA-
7	0.100	0.066	0.208	A+ to BBB
6	0.316	0.208	0.658	BBB- to BB
5	1.000	0.658	2.081	BB-
4	3.162	2.081	6.581	B+ to B
3	10.000	6.581	20.811	B-
2	31.623	20.811	99.999	CCC to C
1 (Default)	100.000	100.000	100.000	D
The PDs in the table above are based on Economic Capital (EC) PD mappings, calculated based on the average PD over an economic cycle. This is different to the IFRS 9 PDs which are calculated at a point in time using forward looking economic scenarios. Where possible, the EC PD values are aligned to the regulatory capital models; however, any regulatory floors are removed and PDs are defined at every possible rating rather than grouped into rating buckets.
Rating distribution (audited)
The tables below show the credit rating of our financial assets to which the impairment requirements in IFRS 9 apply. JAs are incorporated in the balances. For more on the credit rating profiles of key portfolios, see the credit risk review section for each business segment.

	Santander UK risk grade								Loss allowance	Total
	9	8	7	6	5	4	3 to 1	Other(1)(2)
2024	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Exposures - On balance sheet
Cash and balances at central banks	33.1	—	—	—	—	—	—	—	—	33.1
–Stage 1	33.1	—	—	—	—	—	—	—	—	33.1
Financial assets at amortised cost:
–Loans and advances to customers(2)	5.8	31.7	82.8	46.8	15.7	6.9	5.4	8.6	(0.8)	202.9
–Stage 1	5.7	31.0	79.0	40.8	12.5	2.9	0.6	8.4	(0.1)	180.8
–Stage 2	0.1	0.7	3.8	6.0	3.2	3.9	2.4	0.1	(0.3)	19.9
–Stage 3	—	—	—	—	—	0.1	2.4	0.1	(0.4)	2.2
Of which mortgages:	5.2	30.3	77.4	41.2	6.6	3.4	3.1	1.4	(0.2)	168.4
–Stage 1	5.1	29.7	73.7	35.4	4.1	0.5	—	1.4	—	149.9
–Stage 2	0.1	0.6	3.7	5.8	2.5	2.9	1.3	—	(0.1)	16.8
–Stage 3	—	—	—	—	—	—	1.8	—	(0.1)	1.7
–Loans and advances to banks	—	—	—	—	—	—	—	1.1	—	1.1
–Stage 1	—	—	—	—	—	—	—	1.1	—	1.1
–Reverse repo agreements – non trading	5.3	1.5	2.6	0.7	0.2	—	—	—	—	10.3
–Stage 1	5.3	1.5	2.6	0.7	0.2	—	—	—	—	10.3
–Other financial assets at amortised cost	3.4	—	—	—	—	—	—	—	—	3.4
–Stage 1	3.4	—	—	—	—	—	—	—	—	3.4
Total financial assets at amortised cost	14.5	33.2	85.4	47.5	15.9	6.9	5.4	9.7	(0.8)	217.7
Financial assets at FVOCI:	3.6	5.0	0.4	—	—	—	—	—	—	9.0
–Stage 1	3.6	5.0	0.4	—	—	—	—	—	—	9.0
Total on balance sheet	51.2	38.2	85.8	47.5	15.9	6.9	5.4	9.7	(0.8)	259.8

Total off–balance sheet	6.9	8.9	9.0	4.2	1.9	0.8	0.7	3.3	(0.1)	35.6
–Stage 1	6.9	8.8	8.8	4.0	1.7	0.5	0.4	3.3	—	34.4
–Stage 2	—	0.1	0.2	0.2	0.2	0.3	0.2	—	(0.1)	1.1
–Stage 3	—	—	—	—	—	—	0.1	—	—	0.1
Total exposures	58.1	47.1	94.8	51.7	17.8	7.7	6.1	13.0	(0.9)	295.4

	Santander UK risk grade								Total	Coverage Ratio
	9	8	7	6	5	4	3 to 1	Other(1)(2)
2024	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	%
ECL – On balance sheet
Cash and balances at central banks	—	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—	—
Financial assets at amortised cost:
–Loans and advances to customers(2)	—	—	—	—	0.2	0.1	0.5	—	0.8	0.4
–Stage 1	—	—	—	—	0.1	—	—	—	0.1	0.1
–Stage 2	—	—	—	—	0.1	0.1	0.1	—	0.3	1.5
–Stage 3	—	—	—	—	—	—	0.4	—	0.4	18.2
Of which mortgages:	—	—	—	—	—	0.1	0.1	—	0.2	0.1
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	0.1	—	—	0.1	0.6
–Stage 3	—	—	—	—	—	—	0.1	—	0.1	5.9
–Loans and advances to banks	—	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Reverse repo agreements – non trading	—	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Other financial assets at amortised cost	—	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—	—
Total financial assets at amortised cost	—	—	—	—	0.2	0.1	0.5	—	0.8	0.4
Financial assets at FVOCI:	—	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—	—
Total on balance sheet	—	—	—	—	0.2	0.1	0.5	—	0.8	0.3

Total off–balance sheet	—	—	—	—	—	0.1	—	—	0.1	0.3
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	0.1	—	—	0.1	9.1
–Stage 3	—	—	—	—	—	—	—	—	—	—
Total ECL	—	—	—	—	0.2	0.2	0.5	—	0.9	0.3

	Santander UK risk grade								Loss allowance
	9	8	7	6	5	4	3 to 1	Other(1)(2)		Total
2023	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Exposures - On balance sheet
Cash and balances at central banks	40.5	—	—	—	—	—	—	—	—	40.5
–Stage 1	40.5	—	—	—	—	—	—	—	—	40.5
Financial assets at amortised cost:
–Loans and advances to customers(2)	5.3	34.7	85.6	49.3	14.7	8.4	5.5	8.6	(0.9)	211.2
–Stage 1	5.3	33.6	81.5	43.9	10.4	2.8	0.4	8.3	(0.1)	186.1
–Stage 2	—	1.1	4.1	5.4	4.3	5.5	2.4	0.1	(0.4)	22.5
–Stage 3	—	—	—	—	—	0.1	2.7	0.2	(0.4)	2.6
Of which mortgages:	5.2	33.1	81.0	42.0	6.7	3.8	3.4	1.3	(0.2)	176.3
–Stage 1	5.2	32.0	76.9	36.7	3.6	0.5	0.1	1.3	—	156.3
–Stage 2	—	1.1	4.1	5.3	3.1	3.2	1.4	—	(0.1)	18.1
–Stage 3	—	—	—	—	—	0.1	1.9	—	(0.1)	1.9
–Loans and advances to banks	0.1	0.2	—	—	—	—	—	0.9	—	1.2
–Stage 1	0.1	0.2	—	—	—	—	—	0.9	—	1.2
–Reverse repo agreements – non trading	9.6	1.6	0.7	0.6	—	—	—	—	—	12.5
–Stage 1	9.6	1.6	0.7	0.6	—	—	—	—	—	12.5
–Other financial assets at amortised cost	0.2	—	—	—	—	—	—	—	—	0.2
–Stage 1	0.2	—	—	—	—	—	—	—	—	0.2
Total financial assets at amortised cost	15.2	36.5	86.3	49.9	14.7	8.4	5.5	9.5	(0.9)	225.1
Financial assets at FVOCI:	4.2	3.9	0.2	—	—	—	—	0.2	—	8.5
–Stage 1	4.2	3.9	0.2	—	—	—	—	0.2	—	8.5
Total on balance sheet	59.9	40.4	86.5	49.9	14.7	8.4	5.5	9.7	(0.9)	274.1

Total off–balance sheet	—	6.3	7.0	6.8	4.6	1.7	0.4	4.7	(0.1)	31.4
–Stage 1	—	6.3	6.9	6.7	4.4	1.2	0.1	4.7	—	30.3
–Stage 2	—	—	0.1	0.1	0.2	0.5	0.2	—	(0.1)	1.0
–Stage 3	—	—	—	—	—	—	0.1	—	—	0.1
Total exposures	59.9	46.7	93.5	56.7	19.3	10.1	5.9	14.4	(1.0)	305.5

	Santander UK risk grade									Coverage Ratio
	9	8	7	6	5	4	3 to 1	Other(1)(2)	Total
2023	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	%
ECL - On balance sheet
Cash and balances at central banks	—	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—	—
Financial assets at amortised cost:
–Loans and advances to customers(2)	—	—	—	—	0.2	0.2	0.5	—	0.9	0.4
–Stage 1	—	—	—	—	0.1	—	—	—	0.1	0.1
–Stage 2	—	—	—	—	0.1	0.2	0.1	—	0.4	1.7
–Stage 3	—	—	—	—	—	—	0.4	—	0.4	13.3
Of which mortgages:	—	—	—	—	—	0.1	0.1	—	0.2	0.1
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	0.1	—	—	0.1	0.5
–Stage 3	—	—	—	—	—	—	0.1	—	0.1	5.0
–Loans and advances to banks	—	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Reverse repo agreements – non trading	—	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Other financial assets at amortised cost	—	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—	—
Total financial assets at amortised cost	—	—	—	—	0.2	0.2	0.5	—	0.9	0.4
Financial assets at FVOCI:	—	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—	—
Total on balance sheet	—	—	—	—	0.2	0.2	0.5	—	0.9	0.3

Total off–balance sheet	—	—	—	—	—	0.1	—	—	0.1	0.3
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	0.1	—	—	0.1	9.1
–Stage 3	—	—	—	—	—	—	—	—	—	—
Total ECL	—	—	—	—	0.2	0.3	0.5	—	1.0	0.3
(1)Includes Joint Ventures and Business Banking (including BBLs balances) as well as the Crown Dependencies portfolio. We use scorecards for these items, rather than rating models. .
(2)Includes interest we have charged to the customer’s account and accrued interest we have not charged to the account yet.
Credit performance (audited)

	Customer Loans							12 month Gross write-offs	Loan Loss Allowance s
	Total	Stage 1		Stage 2		Stage 3(2)
2024	£bn	£bn	%	£bn	%	£bn	%	£m	£m
Retail & Business Banking	173.8	154.0	88.6	17.8	10.2	2.0	1.16	156	422
– Mortgages	167.2	148.5	88.8	16.9	10.1	1.8	1.07	9	173
– EDB - Credit Cards	2.8	2.3	81.9	0.5	16.4	—	2.75	51	135
– EDB - Other(1)	3.8	3.2	84.8	0.4	11.5	0.2	3.84	96	114
Consumer Finance	4.8	4.5	92.2	0.3	7.0	—	0.77	25	69
Corporate & Commercial Banking	18.0	15.2	84.8	2.1	11.6	0.7	3.96	49	294
Corporate Centre	1.3	1.3	99.6	—	0.1	—	0.22	—	—
Total Drawn	197.9	175.0	88.4	20.2	10.2	2.7	1.40	230	785
Retail & Business Banking	25.0	24.3		0.7		—		—	37
– Mortgages	10.8	10.5		0.3		—		—	—
– EDB - Credit Cards	10.9	10.7		0.2		—		—	15
– EDB - Other(1)	3.3	3.1		0.2		—		—	22
Consumer Finance	—	—		—		—		—	—
Corporate & Commercial Banking	8.3	7.7		0.5		0.1		—	48
Corporate Centre(3)	2.4	2.4		—		—		—	—
Total Undrawn	35.7	34.4		1.2		0.1		—	85
Total	233.6	209.4		21.4		2.8		230	870

2023	£bn	£bn	%	£bn	%	£bn	%	£m	£m
Retail & Business Banking	182.3	160.8	88.3	19.2	10.5	2.3	1.27	141	501
– Mortgages	175.2	155.0	88.5	18.2	10.4	2.0	1.16	11	241
– EDB - Credit Cards	2.7	2.3	85.4	0.3	12.9	0.1	2.95	46	130
– EDB - Other(1)	4.4	3.5	80.9	0.7	14.8	0.2	4.38	84	130
Consumer Finance	5.2	4.9	93.1	0.3	6.3	—	0.53	23	70
Corporate & Commercial Banking	17.9	13.8	77.1	3.4	19.1	0.7	4.14	68	345
Corporate Centre	1.3	1.3	99.8	—	0.1	—	0.10	—	—
Total Drawn	206.7	180.8	87.5	22.9	11.1	3.0	1.49	232	916
Retail & Business Banking	22.0	21.5		0.5		—		—	43
– Mortgages	8.3	8.2		0.1		—		—	3
– EDB - Credit Cards	10.4	10.3		0.1		—		—	10
– EDB - Other(1)	3.3	3.0		0.3		—		—	30
Consumer Finance	—	—		—		—		—	—
Corporate & Commercial Banking	9.4	8.8		0.5		0.1		—	35
Corporate Centre	—	—		—		—		—	—
Total Undrawn	31.4	30.3		1.0		0.1		—	78
Total	238.1	211.1		23.9		3.1		232	994
(1)EDB - Other includes £1.2bn of BBLS lending (£1.1bn is BBLS with 100% Government guarantee), £2.1bn unsecured personal loans and £0.5bn overdrafts.(2023: £1.8bn of BBLS lending £1.7bn is BBLS with
100% Government Guarantee), £2.1bn unsecured personal loans and £0.5bn overdrafts.
(2)Stage 3 ratio is the sum of Stage 3 drawn and Stage 3 undrawn assets divided by the sum of total drawn assets and Stage 3 undrawn assets.
(3)    Includes £2.0bn of Reverse repurchasing agreements - Non-trading
Arrears over 90 days past due

	31 December 2024	31 December 2023
	%	%
Mortgages	0.80	0.80
Credit Cards	0.56	0.51
UPL	0.88	0.73
Overdrafts	3.05	2.43
Business Banking	3.89	4.15
Consumer Finance	0.53	0.43
Corporate & Commercial Banking	1.04	1.04
2024 compared to 2023
Our underlying asset quality remained good, supported by the sale of low return mortgage assets. The improvement in the economic outlook helped drive the reduction in Stage 2 and 3 assets. While we saw loans in Stage 2 and 3 decrease, we saw an increase in early arrears in 2024 as they returned to more normalised levels. The decrease in CCB Stage 2 assets was driven by an overall improvement in asset quality.
For more on the credit performance of our key portfolios by business segment, see the credit risk review section for each business segment.
Credit quality (audited)
Total on-balance sheet exposures at 31 December 2024 comprised £197.9bn of customer loans, loans and advances to banks of £1.1 bn, £13.7bn of sovereign assets measured at amortised cost, £9.0bn of assets measured at FVOCI, and £33.1bn of cash and balances at central banks.

	Stage 1	Stage 2	Stage 3	Total
2024	£m	£m	£m	£m
Exposures
On-balance sheet
Retail & Business Banking	154,000	17,773	1,966	173,739
–Mortgages	148,560	16,890	1,778	167,228
–EDB - Credit Cards	2,271	454	49	2,774
–EDB - Other	3,169	429	139	3,737
Consumer Finance	4,389	334	36	4,759
Corporate & Commercial Banking	15,280	2,098	651	18,029
Corporate Centre	58,282	2	2	58,286
Total on-balance sheet	231,951	20,207	2,655	254,813
Off–balance sheet
Retail & Business Banking(1)	24,211	745	52	25,008
–Mortgages(1)	10,510	285	18	10,813
–EDB - Credit Cards	10,577	263	28	10,868
–EDB - Other	3,124	197	6	3,327
Consumer Finance	—	—	—	—
Corporate & Commercial Banking	7,743	470	65	8,278
Corporate Centre	2,385	—	—	2,385
Total off–balance sheet(2)	34,339	1,215	117	35,671
Total exposures	266,290	21,422	2,772	290,484

ECL
On-balance sheet
Retail & Business Banking	52	223	147	422
–Mortgages	10	84	79	173
–EDB - Credit Cards	18	85	32	135
–EDB - Other	24	54	36	114
Consumer Finance	16	27	26	69
Corporate & Commercial Banking	55	71	168	294
Corporate Centre	—	—	—	—
Total on-balance sheet	123	321	341	785
Off–balance sheet
Retail & Business Banking	12	24	1	37
–Mortgages	—	—	—	—
–EDB - Credit Cards	4	11	—	15
–EDB - Other	8	13	1	22
Consumer Finance	—	—	—	—
Corporate & Commercial Banking	18	14	16	48
Corporate Centre	—	—	—	—
Total off–balance sheet	30	38	17	85
Total ECL	153	359	358	870

Coverage ratio(3)%		%	%	%
On-balance sheet
Retail & Business Banking	—	1.3	7.4	0.2
–Mortgages	—	0.5	4.4	0.1
–EDB - Credit Cards	0.8	18.7	65.6	4.8
–EDB - Other	0.8	12.5	25.9	3.1
Consumer Finance	0.4	8.2	71.2	1.4
Corporate & Commercial Banking	0.4	3.4	25.9	1.6
Corporate Centre	—	1.6	4.6	—
Total on-balance sheet	0.1	1.6	12.8	0.3
Off–balance sheet
Retail & Business Banking	—	3.2	2.6	0.1
–Mortgages	—	—	—	—
–EDB - Credit Cards	—	4.1	1.6	0.1
–EDB - Other	0.2	6.8	16.8	0.6
Consumer Finance	—	—	—	—
Corporate & Commercial Banking	0.2	3.0	24.2	0.6
Corporate Centre	—	—	—	—
Total off-balance sheet	0.1	3.1	14.6	0.2
Total coverage	0.1	1.7	12.9	0.3
(1)Off-balance sheet exposures include £6.1bn of residential mortgage offers in the pipeline.
(2)Off-balance sheet amounts consist of contingent liabilities and commitments. For more, see Note 30 to the Consolidated Financial Statements.
(3)ECL as a percentage of the related exposure.
Total on-balance sheet exposures at 31 December 2023 comprised £206.7bn of customer loans, loans and advances to banks of £1.2bn, £12.6bn of sovereign assets measured at amortised cost, £8.5bn of assets measured at FVOCI, and £40.5bn of cash and balances at central banks.

	Stage 1	Stage 2	Stage 3	Total
2023	£m	£m	£m	£m
Exposures
On-balance sheet
Retail & Business Banking	160,870	19,150	2,247	182,267
–Mortgages	155,063	18,160	2,016	175,239
–EDB - Credit Cards	2,283	345	46	2,674
–EDB - Other	3,524	645	185	4,354
Consumer Finance	4,870	330	28	5,228
Corporate & Commercial Banking	13,822	3,418	699	17,939
Corporate Centre	64,094	1	1	64,096
Total on-balance sheet	243,656	22,899	2,975	269,530
Off–balance sheet
Retail & Business Banking(1)	21,598	433	59	22,090
–Mortgages(1)	8,189	120	20	8,329
–EDB - Credit Cards	10,295	114	33	10,442
–EDB - Other	3,114	199	6	3,319
Consumer Finance	—	—	—	—
Corporate & Commercial Banking	8,745	547	46	9,338
Corporate Centre	11	—	—	11
Total off–balance sheet(2)	30,354	980	105	31,439
Total exposures	274,010	23,879	3,080	300,969

ECL
On-balance sheet
Retail & Business Banking	57	274	170	501
–Mortgages	22	110	109	241
–EDB - Credit Cards	17	87	26	130
–EDB - Other	18	77	35	130
Consumer Finance	21	30	19	70
Corporate & Commercial Banking	64	118	163	345
Corporate Centre	—	—	—	—
Total on-balance sheet	142	422	352	916
Off–balance sheet
Retail & Business Banking	16	26	1	43
–Mortgages	2	1	—	3
–EDB - Credit Cards	4	6	—	10
–EDB - Other	10	19	1	30
Consumer Finance	—	—	—	—
Corporate & Commercial Banking	12	14	9	35
Corporate Centre	—	—	—	—
Total off–balance sheet	28	40	10	78
Total ECL	170	462	362	994

Coverage ratio(3)%		%	%	%
On-balance sheet
Retail & Business Banking	—	1.4	7.5	0.3
–Mortgages	—	0.6	5.4	0.1
–EDB - Credit Cards	0.8	25.2	57.7	4.9
–EDB - Other	0.5	11.9	18.8	3.0
Consumer Finance	0.4	9.0	68.5	1.3
Corporate & Commercial Banking	0.5	3.5	23.4	1.9
Corporate Centre	—	—	10.0	—
Total on-balance sheet	0.1	1.8	11.8	0.3
Off–balance sheet
Retail & Business Banking	0.1	6.0	2.8	0.2
–Mortgages	—	1.1	0.5	—
–EDB - Credit Cards	—	5.0	1.9	0.1
–EDB - Other	0.3	9.6	18.0	0.9
Consumer Finance	—	—	—	—
Corporate & Commercial Banking	0.1	2.5	20.2	0.4
Corporate Centre	—	—	—	—
Total off-balance sheet	0.1	4.1	10.4	0.2
Total coverage	0.1	1.9	11.8	0.3
(1)Off-balance sheet exposures include £3.3bn of residential mortgage offers in the pipeline.
(2)Off-balance sheet amounts consist of contingent liabilities and commitments. For more, see Note 30 to the Consolidated Financial Statements.
(3)ECL as a percentage of the related exposure.
2024 compared to 2023
The ECL provision at 31 December 2024 decreased by £124m to £870m (2023: £994m) with a change in our economic assumptions and weights, including the removal of our Stubborn Inflation scenario and the re-weighting of the remaining scenarios in 2024. Following the fall in inflation in 2024, we also released judgemental adjustments which were originally made to reflect cost of living pressures on customers.
Gross write-off utilisation of £230m (2023: £232m) largely driven by unsecured retail.
Key movements in exposures and ECL allowance in the year by Stage were:
– Stage 1 exposures reduced, mainly due to lower Mortgage new business. Stage 1 ECL allowance also reduced due to a reduction in Mortgage assets, as well as the economic assumption and weights updates.
–Stage 2 exposures reduced, driven by Corporate and Commercial Banking assets moving from Stage 1 to Stage 2 following the implementation of new impairment models and in Mortgages due to the unwinding of the refinance JAs moving customers back into Stage 1. Stage 2 ECL allowance reduced mainly due to the economic assumption and weights updates in the year.
–Stage 3 exposures and ECL allowance reduced in 2024 mainly in Mortgages due to the improved economic outlook and sale of low return mortgage assets in
Q424.
Stage 2 analysis (audited)
The following table analyses our Stage 2 exposures and ECL allowance by the reason the exposure is classified as Stage 2.

2024		Backstop	Quantitative		Qualitative		JAs	Total
		30 DPD	PD deterioration	PD threshold	Forbearance(1)	Other(2)	Mortgage Refinancing
Retail & Business Banking - Mortgages	Exposure £m	509	8,946	353	300	4,978	1,804	16,890
	ECL £m	7	49	3	3	11	11	84
	Coverage %	1.4	0.5	0.9	1.0	0.2	0.6	0.5
Retail & Business Banking EDB - Credit Cards	Exposure £m	9	392	19	5	29	—	454
	ECL £m	4	67	7	1	6	—	85
	Coverage %	46.2	17.0	38.0	14.7	20.6	—	18.7
Retail & Business Banking EDB - Other	Exposure £m	79	209	109	5	27	—	429
	ECL £m	9	18	19	1	7	—	54
	Coverage %	11.3	8.7	16.8	16.0	25.9	—	12.6
Consumer Finance	Exposure £m	30	155	—	—	149	—	334
	ECL £m	10	11	—	—	6	—	27
	Coverage %	33.7	7.0	—	—	3.4	—	8.1
Corporate & Commercial Banking	Exposure £m	54	930	61	57	996	—	2,098
	ECL £m	1	38	7	1	24	—	71
	Coverage %	2.5	4.1	10.9	2.4	2.3	—	3.4
Corporate Centre	Exposure £m	2	—	—	—	—	—	2
	ECL £m	—	—	—	—	—	—	—
	Coverage %	—	—	—	—	—	—	—
Total Drawn	Exposure £m	683	10,632	542	367	6,179	1,804	20,207
	ECL £m	31	183	36	6	54	11	321
	Coverage %	4.6	1.7	6.5	1.6	0.8	0.3	1.6
Undrawn	ECL £m	1	23	6	2	6	—	38
Total Reported	Exposure £m	709	11,295	608	436	6,570	1,804	21,422
	ECL £m	32	206	42	8	60	11	359

2023		Backstop	Quantitative	Qualitative		JAs				Total
		30 DPD	PD deterioration	Forbearance(1)	Other	Secured affordability	Unsecured affordability	Mortgage Refinancing	High risk corporate
Retail & Business Banking - Mortgages	Exposure £m	560	5,877	516	549	2,889	—	7,769	—	18,160
	ECL £m	12	65	2	3	9	—	19	—	110
	Coverage %	2.1	1.1	0.3	0.7	0.3	—	0.2	—	0.6
Retail & Business Banking EDB - Credit Cards	Exposure £m	9	256	—	17	—	63	—	—	345
	ECL £m	4	63	—	5	—	15	—	—	87
	Coverage %	47.1	24.9	27.7	24.5	—	23.7	—	—	25.2
Retail & Business Banking EDB - Other	Exposure £m	169	288	—	19	—	169	—	—	645
	ECL £m	18	36	—	3	—	20	—	—	77
	Coverage %	10.8	12.3	—	16.2	—	11.7	—	—	11.9
Consumer Finance	Exposure £m	25	115	—	126	64	—	—	—	330
	ECL £m	11	10	—	5	4	—	—	—	30
	Coverage %	43.4	8.7	—	4.0	6.3	—	—	—	9.0
Corporate & Commercial Banking	Exposure £m	93	1,809	85	533	—	—	—	898	3,418
	ECL £m	2	75	2	17	—	—	—	22	118
	Coverage %	2.4	4.1	2.5	3.2	—	—	—	2.5	3.5
Corporate Centre	Exposure £m	1	—	—	—	—	—	—	—	1
	ECL £m	—	—	—	—	—	—	—	—	—
	Coverage %	—	—	—	—	—	—	—	—	—
Total Drawn	Exposure £m	857	8,345	601	1,244	2,953	232	7,769	898	22,899
	ECL £m	47	249	4	33	13	35	19	22	422
	Coverage %	5.5	3.0	0.7	2.7	0.4	15.0	0.2	2.5	1.8
Undrawn	ECL £m	3	28	—	4	—	3	—	2	40
Total Reported	Exposure £m	893	9,160	601	1,436	2,889	233	7,769	898	23,879
	ECL £m	50	277	4	37	13	38	19	24	462
(1)Where the values of ECL and/or exposures are not £nil, but round to £nil when presented in £millions, the coverage ratio is still presented in the table.
(2)Mainly consists of Qualitative triggers for Mortgages, over-indebted customers c£2.5bn and Interest-only accounts 24 months pre-maturity c£1.3bn, and for CCB customers operating in a high-risk sector.
Where balances satisfy more than one of the criteria above for determining a SICR, we have assigned the corresponding gross carrying amount and ECL allowance in order of the categories presented.
The following table analyses our Stage 2 and Stage 3 exposures and the related ECL allowances by whether or not they are in a cure period at the balance sheet date:

	2024			2023
	Exposure	ECL	Coverage	Exposure	ECL	Coverage
	£m	£m	%	£m	£m	%
Stage 2
Not in cure period	17,395	306	1.8	12,682	360	2.8
In cure period (for transfer to Stage 1)	4,027	53	1.3	11,197	102	0.9
	21,422	359	1.7	23,879	462	1.9
Stage 3
Not in cure period	2,633	352	13.3	2,712	342	12.6
In cure period (for transfer to Stage 2)	139	6	4.3	368	20	5.4
	2,772	358	12.9	3,080	362	11.8
2024 compared to 2023
Stage 2 accounts in a cure period decreased by £7.2bn, and those not in a cure period increased by £4.7bn, primarily driven by Mortgages due to the implementation of the SICR updates and the update to the refinance JA in 2024.
Stage 3 exposures and ECLs in a cure period decreased primarily driven by the updates in definition of default relating to CCB forbearance.
Reconciliation of exposures, loss allowance and net carrying amounts (audited)
The table below shows the relationships between disclosures in this Credit risk review section which refer to drawn exposures and the associated ECL allowance, and the total assets as presented in the Consolidated Balance Sheet. The Credit risk review disclosures exclude Joint ventures, as they carry low credit risk and therefore have an immaterial ECL, and Other items, mainly accrued interest that we have not yet charged to the customer's account, and cash collateral.

	On-balance sheet			Off-balance sheet
	Exposures	Loss allowance	Net carrying amount	Exposures	Loss allowance
2024	£m	£m	£m	£m	£m
Retail & Business Banking	173,739	422	173,317	25,008	37
–Mortgages(1)	167,228	173	167,055	10,813	—
–EDB - Credit Cards(2)	2,774	135	2,639	10,868	15
–EDB - Other	3,737	114	3,623	3,327	22
Consumer Finance	4,759	69	4,690	—	—
Corporate & Commercial Banking	18,029	294	17,735	8,278	48
Corporate Centre	58,286	—	58,286	2,385	—
Total exposures presented in Credit Quality tables	254,813	785	254,028	35,671	85
Joint ventures			4,813
Other items			1,042
Adjusted net carrying amount			259,883
Assets classified at FVTPL			1,685
Non-financial assets(2)			5,508
Total assets per the Consolidated Balance Sheet			267,076

2023
Retail & Business Banking	182,267	501	181,766	22,090	43
–Mortgages(1)	175,239	241	174,998	8,329	3
–EDB - Credit Cards(2)	2,674	130	2,544	10,442	10
–EDB - Other	4,354	130	4,224	3,319	30
Consumer Finance	5,228	70	5,158	—	—
Corporate & Commercial Banking	17,939	345	17,594	9,338	35
Corporate Centre	64,096	—	64,096	11	—
Total exposures presented in Credit Quality tables	269,530	916	268,614	31,439	78
Joint ventures			4,488
Other items			960
Adjusted net carrying amount			274,062
Assets classified at FVTPL			2,074
Non-financial assets(2)			5,947
Total assets per the Consolidated Balance Sheet			282,083
(1)Off-balance sheet exposures include offers in the pipeline and undrawn flexible mortgage products.
(2)Off-balance sheet exposures include credit cards.
Movement in total exposures and the corresponding ECL (audited)
The following table shows changes in total on and off-balance sheet exposures, subject to ECL assessment, and the corresponding ECL, in the period. The table presents total gross carrying amounts and ECLs at a Santander UK group level. We present segmental views in the sections below.

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2024	274,010	170	23,879	462	3,080	362	300,969	994
Transfers from Stage 1 to Stage 2(3)	(12,030)	(11)	12,030	11	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	9,543	118	(9,543)	(118)	—	—	—	—
Transfers to Stage 3(3)	(437)	(2)	(848)	(34)	1,285	36	—	—
Transfers from Stage 3(3)	36	2	417	34	(453)	(36)	—	—
Transfers of financial instruments	(2,888)	107	2,056	(107)	832	—	—	—
Net ECL remeasurement on stage transfer(4)	—	(107)	—	96	—	122	—	111
Change in economic scenarios(2)	—	(20)	—	(44)	—	—	—	(64)
Change to ECL models	(2,287)	(5)	2,361	37	(74)	(26)	—	6
New lending and assets purchased(5)	33,906	43	1,170	58	164	40	35,240	141
Redemptions, repayments and assets sold(7)	(37,638)	(44)	(4,672)	(69)	(1,243)	(79)	(43,553)	(192)
Changes in risk parameters and other movements(6)	1,187	9	(3,372)	(74)	355	169	(1,830)	104
Assets written off(7)	—	—	—	—	(342)	(230)	(342)	(230)
At 31 December 2024	266,290	153	21,422	359	2,772	358	290,484	870
Net movement in the period	(7,720)	(17)	(2,457)	(103)	(308)	(4)	(10,485)	(124)

ECL (release)/charge to the Income Statement		(17)		(103)		226		106
Less: Discount unwind		—		—		(24)		(24)
Less: Recoveries net of collection costs		—		—		(12)		(12)
Total ECL (release)/charge to the Income Statement		(17)		(103)		190		70

At 1 January 2023	290,813	171	19,282	516	2,735	320	312,830	1,007
Transfers from Stage 1 to Stage 2(3)	(13,160)	(9)	13,160	9	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	5,974	111	(5,974)	(111)	—	—	—	—
Transfers to Stage 3(3)	(600)	(6)	(924)	(38)	1,524	44	—	—
Transfers from Stage 3(3)	28	1	306	15	(334)	(16)	—	—
Transfers of financial instruments	(7,758)	97	6,568	(125)	1,190	28	—	—
Net ECL remeasurement on stage transfer(4)	—	(111)	—	145	—	130	—	164
Change in economic scenarios(2)	—	29	—	(33)	—	9	—	5
Change to ECL models	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	25,306	28	562	45	59	20	25,927	93
Redemptions, repayments and assets sold(7)	(34,246)	(35)	(3,030)	(53)	(886)	(46)	(38,162)	(134)
Changes in risk parameters and other movements(6)	(105)	(9)	497	(33)	394	133	786	91
Assets written off(7)	—	—	—	—	(412)	(232)	(412)	(232)
At 31 December 2023	274,010	170	23,879	462	3,080	362	300,969	994
Net movement in the period	(16,803)	(1)	4,597	(54)	345	42	(11,861)	(13)

ECL (release)/charge to the Income Statement		(1)		(54)		274		219
Less: Discount unwind		—		—		(21)		(21)
Less: Recoveries net of collection costs		—		—		8		8
Total ECL (release)/charge to the Income Statement		(1)		(54)		261		206

(1)Exposures that have attracted an ECL, and as reported in the Credit Quality table above.
(2)Changes to assumptions in the period. Isolates the impact on ECL from changes to the economic variables for each scenario, the scenarios themselves, and the probability weights from all other movements.
Also includes the impact of quarterly revaluation of collateral. The impact of changes in economics on exposure Stage allocations are shown in Transfers of financial instruments.
(3)Total impact of facilities that moved Stage(s) in the period. This means, for example, that where risk parameter changes (model inputs) or model changes (methodology) result in a facility moving Stage, the full impact is reflected here (rather than in Other). Stage flow analysis only applies to facilities that existed at both the start and end of the period. Transfers between Stages are based on opening balances and ECL at the start of the period.
(4)Relates to the revaluation of ECL following the transfer of an exposure from one Stage to another.
(5)Exposures and ECL of facilities that did not exist at the start of the period but did at the end. Amounts in Stage 2 and 3 represent assets which deteriorated in the period after origination in Stage 1.
(6)Residual movements on existing facilities that did not change Stage in the period, and which were not acquired in the period. Includes the net increase or decrease in the period of the mortgage pipeline, cash at central banks, the impact of changes in risk parameters in the period, unwind of discount rates and increases in ECL requirements of accounts which ultimately were written off in the period.
(7)Exposures and ECL for facilities that existed at the start of the period but not at the end.
COUNTRY RISK EXPOSURES (audited)
We manage our country risk exposure under our global limits framework. We set our Risk Appetite for each country, considering factors that may affect its risk profile. These can include political events, macroeconomics and the nature of the risk. We actively manage exposures if we need to.
The tables below show our total exposures, which are the total of balance sheet and off–balance sheet values. We calculate balance sheet values in line with
IFRS (i.e. after netting allowed under IAS 32) except for credit provisions which we add back. Off–balance sheet values are undrawn facilities and letters of credit.
We classify location by country of risk – the country where each client has its main business or assets. That is unless there is a full risk transfer guarantee in place.
If so, we use the guarantor’s country of domicile. If a client has operations in many countries, we use their country of incorporation. The table below excludes balances with other Banco Santander group members. We show them separately in the section that immediately follows.

	2024						2023
		Financial institutions						Financial institutions
	Government s	Banks(1)	Other	Retail	Corporat e	Total(2)	Governments	Banks(1)	Other	Retail	Corporat e	Total(2)
	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Eurozone
Ireland	—	—	3.3	—	—	3.3	—	—	3.1	—	0.1	3.2
Spain	—	—	—	—	—	—	—	—	—	—	—	—
France	0.1	1.5	2.1	—	—	3.7	0.1	1.7	0.8	—	—	2.6
Belgium	0.2	0.3	—	—	—	0.5	0.2	0.3	—	—	—	0.5
Germany	—	0.2	—	—	—	0.2	—	0.2	0.3	—	—	0.5
Luxembourg	—	—	2.3	—	0.1	2.4	—	—	0.5	—	0.1	0.6
Other	—	—	—	—	—	—	0.1	0.4	—	—	—	0.5
	0.3	2.0	7.7	—	0.1	10.1	0.4	2.6	4.7	—	0.2	7.9
Other countries
UK	37.1	1.6	6.7	202.8	24.3	272.5	40.8	1.7	7.2	208.4	25.0	283.1
Jersey	—	—	0.1	1.0	0.3	1.4	—	—	0.1	0.9	0.2	1.2
US	—	0.9	—	—	—	0.9	—	0.7	—	—	—	0.7
Canada	0.6	0.9	—	—	—	1.5	0.1	0.8	—	—	—	0.9
Japan	2.8	0.1	—	—	—	2.9	2.0	0.9	—	—	—	2.9
Switzerland	0.4	—	—	—	—	0.4	2.1	—	—	—	—	2.1
Other(3)	—	0.5	0.2	0.7	0.4	1.8	—	0.4	0.1	0.4	0.5	1.4
	40.9	4.0	7.0	204.5	25.0	281.4	45.0	4.5	7.4	209.7	25.7	292.3
Total	41.2	6.0	14.7	204.5	25.1	291.5	45.4	7.1	12.1	209.7	25.9	300.2
(1)Excludes balances with central banks.
(2)Excludes cash at hand, interests in other entities, intangible assets, property, plant and equipment, tax assets, retirement benefit assets and other assets.
(3)Mainly includes Isle of Man £0.4bn (2023: :£0.4bn ), Australia £0.3bn (2023:£0.3bn ), Other (Excl OECD)£0.2bn (2023: £0.2bn ), Bermuda £0.1bn (2023: £0.1bn ), China £0.1bn (2023: £0.1bn ), Guernsey
£0.1bn (2023: £0.2bn ), Singapore £0.1bn (2023: £0.0bn ), and Norway £0.1bn (2023:£0.1bn).
Balances with other Banco Santander group members (audited)
We deal with other Banco Santander group members in the ordinary course of business. We do this where we have a particular business advantage or expertise and where they can offer us commercial opportunities. These transactions also arise where we support the activities of, or with, larger multinational corporate clients and financial institutions which may deal with other Banco Santander group members. We conduct these activities on the same terms as for similar transactions with third parties, and in a way that manages the credit risk within limits acceptable to the Board and the PRA.
At 31 December 2024 and 31 December 2023, we had gross balances with other Banco Santander group members as follows:

	2024				2023
	Financial institutions				Financial institutions
	Banks	Other	Corporate	Total	Banks	Other	Corporate	Total
	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Assets
Spain	0.6	—	—	0.6	0.9	—	—	0.9
UK	—	4.9	—	4.9	—	4.5	—	4.5
	0.6	4.9	—	5.5	0.9	4.5	—	5.4
Liabilities
Spain	2.1	0.1	—	2.2	2.3	0.1	—	2.4
UK	—	1.7	—	1.7	—	0.9	—	0.9
	2.1	1.8	—	3.9	2.3	1.0	—	3.3
RETAIL & BUSINESS BANKING – CREDIT RISK REVIEW
We provide detailed credit risk analysis for Retail & Business Banking in separate sections below for Mortgages, our largest portfolio, and our Everyday Banking portfolio.
Retail & Business Banking: Mortgages - Credit Risk Review
We offer mortgages to people who want to buy a property and offer additional borrowing (known as further advances) to existing mortgage customers. The property must be in the UKBorrower profile (audited)

	Stock				New business
	2024		2023		2024		2023
	£m	%	£m	%	£m	%	£m	%
Home movers(1)	70,339	42	73,075	42	6,736	45	5,009	41
Remortgagers(2)	45,725	27	49,084	28	4,353	29	3,901	32
First-time buyers	36,233	22	37,495	21	3,262	22	3,015	25
Buy-to-let	14,931	9	15,585	9	567	4	239	2
	167,228	100	175,239	100	14,918	100	12,164	100

	2024	2023
Internal remortgages (£bn)(3)	32.8	31.9
Further advances and flexi drawdowns (£bn)	0.8	0.8
First-time buyers - gross lending (£bn )	3.3	3.0
% of customers retained with a maturing mortgage (unaudited)(4)	77	77
(1)'Home movers’ include both existing customers moving house and taking out a new mortgage with us, and customers who switch their mortgage to us when they move house.
(2)Remortgagers’ are new customers who are taking a new mortgage with us.
(3)Internal remortgages are where we moved our customers with maturing mortgages onto new ones.
(4)Applied to mortgages three months post maturity, and is calculated as a 12-month average of retention rates to September 2024 and December 2023 respectively.
2024 compared to 2023
In 2024, mortgage asset stock decreased across all sectors, with the stock borrower profile unchanged. Although our new business increased year-on-year in all sectors, a decision to optimise the balance sheet in a competitively priced market has resulted in us not fully replacing the asset balances lost through repayments and redemptions.
Interest rate profile (audited)
The interest rate profile of our maturing mortgage asset stock was:

	2024		2023
	£m	%	£m	%
Fixed rate	150,310	90	155,363	89
Of which maturing:
–< 12 months	38,143	23	38,419	22
–Later than 1 year but no later than 3 years	85,646	51	66,451	38
–Later than 3 years but no later than 4 years	11,268	7	34,925	20
–Later than 4 years but no later than 5 years	11,831	7	11,126	6
–Later than 5 years	3,422	2	4,442	3
Variable rate	12,252	7	13,923	8
Standard Variable Rate (SVR)	3,029	2	3,942	2
Follow on Rate (FoR)	1,637	1	2,011	1
	167,228	100	175,239	100
2024 compared to 2023
We continued to see customers refinance from reversion to fixed rate products in 2024, influenced by high interest rates. Demand for fixed rate products increased, particularly with shorter fixed rate terms. 25% of mortgages due to reach the end of their incentive period in the next 12 months (2023: 22%).
Geographical distribution (audited)
The geographical distribution of our mortgage asset stock and new business was:

	Stock		New business
	2024	2023	2024	2023
Region	£bn	£bn	£bn	£bn
London	43.2	44.6	4.1	2.9
Midlands and East Anglia	23.3	24.6	2.0	1.8
North	21.9	23.2	1.9	1.7
Northern Ireland	2.3	2.6	0.1	0.1
Scotland	6.0	6.4	0.6	0.6
South East excluding London	53.1	55.6	4.6	3.8
South West, Wales and other	17.4	18.2	1.6	1.3
	167.2	175.2	14.9	12.2
2024 compared to 2023
The portfolio's geographical distribution continued to represent a broad footprint across the UK, with a concentration around London and the South East. The loan-
to-income multiple of mortgage lending in the year, based on average earnings of new business at inception was 2.93 (2023: 2.98).
Mortgage loan size (audited)
The split of our mortgage asset by size was:

Mortgage loan size	2024	2023
>£1.0m	2%	2%
£0.5m to £1.0m	10%	10%
£0.25m to £0.5m	31%	31%
<£0.25m	57%	57%
Average loan size (stock) (1)	£193k	£188k
Average loan size (new business)	£246k	£228k
(1) Average initial advance of existing stock.
Loan-to-value analysis (audited)
This table shows the LTV distribution for the gross carrying amount and the related ECL of our total mortgage portfolio and Stage 3 mortgages, and new business.
We also show the collateral value and average LTV. We use our estimate of the property value at the balance sheet date and include fees that have been added to the loan. For flexible products, we only include the drawn amount, not undrawn limits.

	2024					2023
	Stock		Stage 3		New	Stock		Stage 3		New
	Total	ECL	Total	ECL	Business	Total	ECL	Total	ECL	Business
LTV	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Up to 50%	77,280	34	886	13	3,407	79,949	31	1,110	12	2,616
>50-60%	33,564	21	319	8	2,394	33,402	24	348	10	1,604
>60-70%	29,447	27	256	10	2,311	31,261	40	248	16	1,977
>70-80%	17,200	27	151	12	3,458	18,847	50	139	20	2,736
>80-90%	8,003	19	72	8	2,445	8,917	35	67	15	2,318
>90-100%	1,453	12	38	8	888	2,418	20	39	11	900
>100%	281	33	56	20	15	445	44	65	25	13
	167,228	173	1,778	79	14,918	175,239	244	2,016	109	12,164
Collateral value (1)	167,191		1,767		14,918	175,182		2,005		12,164

	%		%		%	%		%		%
Average LTV - Balance weighted(2)	51		51		64	51		49		66
(1)Collateral value is limited to the balance of each loan and excludes the impact of any over-collateralisation. Includes collateral against loans in negative equity of £244m (2023: £389m).
(2)Balance weighted LTV = (Loan 1 balance x (Loan 1 Balance/Loan 1 latest property valuation) + (Loan 2 balance x (loan 2 balance/Loan 2 latest property valuation) +  ...) /(Loan 1 balance + Loan 2 balance+...).
The balance weighted average LTV of new business in the period in London was 64% (2023: 65%).
2024 compared to 2023
There were no significant changes in collateral quality in 2024. Balanced weighted average LTVs of stock were broadly flat, with a reduction in new business due to elevated price competition in the market at higher LTVs. We monitor the profile of new lending and act as needed to ensure the LTV mix of completions is in line with our risk appetite.
Credit performance (audited)

	2024	2023
	£m	£m
Mortgage loans and advances to customers	167,228	175,239
of which:
– Stage 1	148,560	155,063
– Stage 2	16,890	18,160
– Stage 3	1,778	2,016
Loss allowances(1)	173	244

	%	%
Stage 1 ratio(2)	88.8	88.5
Stage 2 ratio(2)	10.1	10.4
Stage 3 ratio	1.07	1.16
(1)The ECL allowance is for both on and off–balance sheet exposures.
(2)Stage 1/Stage 2 exposures as a percentage of customer loans.
Movement in total exposures and the corresponding ECL (audited)
The following tables show changes in total on and off-balance sheet exposures and ECL in the period. The footnotes to the Santander UK group level table on page 111 also apply to these tables.

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2024	163,252	24	18,280	111	2,036	109	183,568	244
Transfers from Stage 1 to Stage 2(3)	(9,992)	(1)	9,992	1	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	8,047	20	(8,047)	(20)	—	—	—	—
Transfers to Stage 3(3)	(233)	—	(527)	(8)	760	8	—	—
Transfers from Stage 3(3)	3	—	269	9	(272)	(9)	—	—
Transfers of financial instruments	(2,175)	19	1,687	(18)	488	(1)	—	—
Net ECL remeasurement on stage transfer(4)	—	(20)	—	32	—	15	—	27
Change in economic scenarios(2)	—	(15)	—	(29)	—	1	—	(43)
Change to ECL models	(1,859)	(3)	1,869	21	(10)	(37)	—	(19)
New lending and assets purchased(5)	21,769	4	315	3	33	1	22,117	8
Redemptions, repayments and assets sold(7)	(22,293)	(1)	(3,171)	(14)	(763)	(27)	(26,227)	(42)
Changes in risk parameters and other movements(6)	376	2	(1,805)	(22)	45	27	(1,384)	7
Assets written off(7)	—	—	—	—	(33)	(9)	(33)	(9)
At 31 December 2024	159,070	10	17,175	84	1,796	79	178,041	173
Net movement in the period	(4,182)	(14)	(1,105)	(27)	(240)	(30)	(5,527)	(71)

ECL (release)/charge to the Income Statement		(14)		(27)		(21)		(62)
Less: Discount unwind		—		—		(3)		(3)
Less: Recoveries net of collection costs		—		—		36		36
Total ECL (release)/charge to the Income Statement		(14)		(27)		12		(29)

At 1 January 2023	179,632	26	13,685	132	1,853	95	195,170	253
Transfers from Stage 1 to Stage 2(3)	(11,006)	(3)	11,006	3	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	4,838	30	(4,838)	(30)	—	—	—	—
Transfers to Stage 3(3)	(337)	(3)	(570)	(15)	907	18	—	—
Transfers from Stage 3(3)	14	—	279	9	(293)	(9)	—	—
Transfers of financial instruments	(6,491)	24	5,877	(33)	614	9	—	—
Net ECL remeasurement on stage transfer(4)	—	(28)	—	40	—	22	—	34
Change in economic scenarios(2)	—	—	—	(2)	—	3	—	1
Change to ECL models	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	12,957	4	154	3	5	1	13,116	8
Redemptions, repayments and assets sold(7)	(23,522)	(6)	(1,765)	(12)	(417)	(14)	(25,704)	(32)
Changes in risk parameters and other movements(6)	676	4	329	(17)	35	4	1,040	(9)
Assets written off(7)	—	—	—	—	(54)	(11)	(54)	(11)
At 31 December 2023	163,252	24	18,280	111	2,036	109	183,568	244
Net movement in the period	(16,380)	(2)	4,595	(21)	183	14	(11,602)	(9)

ECL (release)/charge to the Income Statement		(2)		(21)		25		2
Less: Discount unwind		—		—		(3)		(3)
Less: Recoveries net of collection costs		—		—		29		29
Total ECL (release)/charge to the Income Statement		(2)		(21)		51		28
Loan modifications (audited)
Forbearance(1)
The following table sets out the financial assets that were forborne while they had a loss allowance measured at lifetime ECL.

	2024	2023
	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	563	351
– Net modification loss	2	5
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	260	79
The balances at 31 December 2024 and 31 December 2023, analysed by their staging and the forbearance we applied, were:

	Capitalisation	Term extension	Interest-only	Concessionary interest rate	Reduced repayment plan	Total	Loss allowances
2024	£m	£m	£m	£m	£m	£m	£m
Stage 2	232	187	202	23	149	793	6
Stage 3	205	142	53	104	158	662	27
	437	329	255	127	307	1,455	33
Proportion of portfolio	0.3%	0.2%	0.2%	0.1%	0.2%	0.9%

2023
Stage 2	327	388	212	11	n/a	938	8
Stage 3	285	150	64	172	n/a	671	30
	612	538	276	183	n/a	1,609	38
Proportion of portfolio	0.3%	0.3%	0.2%	0.1%	n/a	0.9%
(1)We base forbearance type on the first forbearance on the accounts.
At 31 December 2024, the proportion of the mortgage portfolio in forbearance was at 0.9%(2023: 0.9%) and the proportion of accounts in forbearance for more than six months that had made their last six months’ contractual payments was 83%(2023: 81%). The weighted average LTV of all accounts in forbearance was
45%(2023: 44%) compared to the weighted average portfolio LTV of 51% (2023: 51%).
At 31 December 2024, the carrying value of mortgages classified as multiple forbearance was £9m (2023: £121m).
2024 compared to 2023
In 2024, the proportion of the mortgage portfolio in forbearance remained flat. We enhanced our definition of forbearance to include reduced repayment plans, but this was more than offset by reductions in the balances in other categories of forbearance.
Other loan modifications
Santander UK supports the Mortgage Charter which was published in July 2023. There were no modification gains or losses arising from the Charter.
We have made additional customer support solutions available since then, allowing customers who are up-to-date with their payments to make interest-only payments for six months or extend their mortgage term to reduce their monthly payments. The following table provides information on such loan modifications.

	2024		2023
	Term extension	Interest-only	Term extension	Interest-only
	£m	£m	£m	£m
Stage 1	118	1,283	122	1,186
Stage 2	21	467	31	510
Stage 3	1	23	2	18
	140	1,773	155	1,714
Portfolios of particular interest - Mortgages
Introduction
We are mainly a residential prime lender and we do not originate sub-prime or second charge mortgages. Despite that, some types of mortgages have higher risks and others stand out for different reasons. These are:

Product	Description
Interest-only loans
With an interest-only mortgage, the customer pays interest every month, but the principal is only repaid at the end of the mortgage term. Some mortgages have a part that is interest-only, with the rest being a normal repayment mortgage.
We mitigate the risk from new interest-only mortgages by having lower maximum LTVs. For most applicants, the maximum LTV is
50%. For high net worth customers, it can be up to 75%. When a customer plans to repay their mortgage by selling the property, we require a minimum equity buffer of £300k. We also remind customers that they have to arrange to repay the principal at the end of the mortgage. We send them messages with their annual mortgage statements, and we contact them throughout the mortgage term to encourage them to tell us how they plan to repay. We increase the frequency of contact as the loan approaches maturity. If customers know they will not be able to repay their mortgage when it ends, or if their mortgage has already passed the date when it should have ended, we talk to them. If we think it is in their interests and they can afford it, we look at other ways to manage it, such as turning the mortgage into a repayment one and extending it. If the customer is waiting for their way to repay it, such as an investment plan, to mature, we may permit an extension.

Part interest-only, part repayment loans
Customers with part interest-only, part repayment mortgages still have to pay back a lump sum at the end of their mortgage for the interest-only part. This means these loans have a higher credit risk as we depend on the customers to pay back a lump sum.
We design new account LTV maximums to mitigate this risk. We also make sure the customer has a plausible repayment plan before we lend to them and stays on track for the loan term.
We mitigate the risk from these loans in similar ways to those we use for interest-only mortgages. The maximum LTV for new loans is
85%. For most applicants, up to 50% of that can be interest-only. For high net worth customers, it can be up to 75%. When a customer plans to repay the interest-only element of their mortgage by selling the property, we require a minimum equity buffer of
£300k. We manage communications and extension options in similar ways to those we use for interest-only mortgages.

Flexible loans
Flexible mortgages allow customers to pay more or less than their usual amount each month, or even to take ‘payment holidays’ when they pay nothing at all. There are conditions on when and how much customers can draw down, and they do not have to take or draw down the whole loan all at once. A customer can ask us to raise their credit limit, but that means we will go through our full credit approval process. We can also lower a customer’s credit limit at any time, so it never goes above
90% of the property’s current market value. We no longer offer flexible loans for new mortgages. This is an area of interest if any customers might be using these facilities to self-forbear, such as regularly drawing down small amounts. We reflect signs that the credit risk has significantly increased in our ECL calculations.

Loans with an LTV >100%
In some cases, property prices have fallen, so mortgages we gave in the past with lower LTVs now have LTVs greater than 100%. Where the mortgage balance is more than the property is now worth, we cannot recover the full value of the loan by repossessing and selling the property. This means there is a higher credit risk on these loans, so we monitor them as part of our assessment of ongoing portfolio performance. We design new account LTV maximums to mitigate an increase in accounts with an LTV >100%.

Buy-to-Let (BTL) loans
We have specific policies for BTL and focus on non-professional landlords. We have prudent lending criteria and the maximum LTV is 75%. The first applicant must earn a minimum of £25,000 per year, and we require proof of income in all cases. We also use a BTL affordability rate as part of our lending assessment. This means that the rental income must cover the monthly mortgage interest payments by a prescribed amount when calculated using a stressed interest rate. We regularly review the prescribed amount and adjust it as needed.

Climate change
The value of property collateral for mortgages might be affected by physical risks, such as flood and subsidence risk, as well as transitional risks including evolving energy performance standards. In 2024, we introduced a new in-house CISA capability to assess these risks, incorporating a range of factors to deliver granular insights. Our analysis indicated that while climate related risks have the potential to intensify other risk factors, we remain resilient within the context of the scenarios examined, supported by our stable average LTV ratio and the flood reinsurance scheme.
Credit performance (audited)

		Of which: Portfolio of particular interest(1)
	Total	Interest-only	Part interest- only, part repayment (2)	Flexible	LTV >100%	Buy-to-let
2024	£m	£m	£m	£m	£m	£m
Mortgage portfolio	167,228	36,414	12,052	4,333	281	14,931
–Stage 1	148,560	29,989	10,270	3,190	75	13,672
–Stage 2	16,890	5,608	1,562	933	150	1,204
–Stage 3	1,778	817	220	210	56	55
Stage 3 ratio	1.07%	2.26%	1.83%	5.25%	20.09%	0.37%
Properties in possession	46	23	8	8	10	2
Balance weighted LTV (indexed)	51%	48%	52%	38%	117%	59%

2023
Mortgage portfolio	175,239	39,104	12,788	5,418	445	15,585
–Stage 1	155,063	32,244	11,077	4,420	276	13,887
–Stage 2	18,160	5,874	1,472	744	104	1,647
–Stage 3	2,016	986	239	254	65	51
Stage 3 ratio	1.16%	2.54%	1.88%	5.01%	14.54%	0.33%
Properties in possession	23	12	3	2	5	1
Balance weighted LTV (indexed)	51%	48%	51%	37%	116%	60%
(1)Where a loan falls into more than one category, we include it in all the categories that apply.
(2)Mortgage balance includes both the interest-only part of £9,182m (2023: £9,684m) and the non-interest-only part of the loan.
2024 compared to 2023
In 2024, the combined total proportion of interest-only loans, part interest-only, part repayment loans and flexible loans decreased to 31.6% (2023: 32.7%).
BTL mortgage balances decreased by £0.7bn to £14.9bn (2023: £15.6bn) driven by our strategy to deleverage our mortgage portfolio and changes in the market dynamic. In 2024, the balance weighted average LTV of mortgage total new BTL lending was 59% (2023: 58%).
Forbearance(1) (audited)
The balances at 31 December 2024 and 31 December 2023 were:

	Interest-only(2)	Flexible	LTV >100%	Buy-to-Let
2024	£m	£m	£m	£m
Total	275	56	9	18
–Stage 2	117	19	2	8
–Stage 3	158	37	7	10

2023
Total	368	74	12	23
–Stage 2	219	55	3	16
–Stage 3	149	19	9	7
(1)Where a loan falls into more than one category, we have included it in all the categories that apply.
(2)Comprises full interest-only loans and part interest-only, part repayment loans.
2024 compared to 2023
New mortgage forbearance stock reduced, mainly due to portfolio sales, lower interest-only maturities and the improvement of our risk profile.
Retail & Business Banking: Everyday Banking - Credit Risk Review Credit performance (audited)

	Business banking	Other unsecured
		Personal loans	Credit cards	Overdrafts	Total other unsecured	Total
2024	£m	£m	£m	£m	£m	£m
Loans and advances to customers	1,212	2,089	2,774	436	5,299	6,511
of which:
–Stage 1	1,042	1,892	2,271	235	4,398	5,440
–Stage 2	85	172	454	172	798	883
–Stage 3	85	25	49	29	103	188
Loss allowances(1)	16	63	150	57	270	286
Stage 3 undrawn exposures	2	—	28	4	32	34
Stage 3 ratio	7.10%	1.20%	2.75%	7.40%	2.52%	3.37%
Gross write-offs (12 months)	10	60	51	26	137	147

2023
Loans and advances to customers	1,819	2,064	2,674	471	5,209	7,028
of which:
–Stage 1	1,574	1,743	2,283	207	4,233	5,807
–Stage 2	115	294	345	236	875	990
–Stage 3	130	27	46	28	101	231
Loss allowances(1)	16	66	140	78	284	300
Stage 3 undrawn exposures	2	—	33	4	37	39
Stage 3 ratio	7.25%	1.32%	2.95%	6.73%	2.65%	3.83%
Gross write-offs (12 months)	11	48	46	25	119	130
(1)The ECL allowance is for both on and off–balance sheet exposures.

	2024	2023
% of credit card customers that repay balance in full each month (unaudited)	56%	55%
UPL average customer balance (£)	6,000	6,000
2024 compared to 2023
Business Banking loans continued to reduce due to the pay down of the BBL portfolio. Other unsecured Stage 2 loans reduced driven by Personal loans and
Overdrafts, due to the release of the cost of living JAs. Credit card balances increased due to the impact of our SICR updates in the year. Other unsecured Stage
3 assets remained stable in 2024. Gross write-offs increased in the year, primarily driven by Personal loans, reflecting the current economic environment.
Loan modifications (audited)
Forbearance
The following table sets out the financial assets that were forborne while they had a loss allowance measured at lifetime ECL.

	Credit cards	Overdrafts	Total
2024	£m	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	14	9	23
–Net modification loss	18	6	24
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12m ECL in the period	2	1	3

2023
Financial assets modified in the period:
–Amortised cost before modification	13	8	21
–Net modification loss	14	6	20
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12m ECL in the period	2	1	3
The balances at 31 December 2024 and 31 December 2023 were:

		Other unsecured
	Business banking	Personal loans	Credit cards	Overdrafts	Total other unsecured	Total
2024	£m	£m	£m	£m	£m	£m
Total	3	2	57	22	81	84
–Stage 2	—	1	11	5	17	17
–Stage 3	3	1	46	17	64	67

2023
Total	3	1	47	19	67	70
–Stage 2	—	1	5	2	8	8
–Stage 3	3	—	42	17	59	62
Other loan modifications
There were no other loan modifications made in 2024 and 2023.
CONSUMER FINANCE – CREDIT RISK REVIEW Credit performance (audited)

	2024	2023
	£m	£m
Loans and advances to customers	4,759	5,228
of which:
–Stage 1	4,389	4,870
–Stage 2	334	330
–Stage 3	36	28
Loss allowances(1)	69	70
Stage 3 ratio	0.77%	0.53%
Gross write-offs	25	23
(1)The ECL allowance is for both on and off–balance sheet exposures.

	2024	2023
Consumer (auto) finance new business gross lending (£m)	1,593	2,055
Wholesale loans (stock finance) to car dealerships as approximate % of the Consumer loan book	9.7%	9.9%
% of lending collateralised on the vehicle	95%	87%
Average Consumer (auto) finance loan size (£)	16,045	17,308
2024 compared to 2023
In 2024, we maintained our prudent Consumer (auto) finance underwriting criteria. The product mix was broadly unchanged, with wholesale balances decreasing slightly.
The risk profile was stable in terms of our credit scoring acceptance policies. The overall risk performance was good with the vast majority of customers paying.
Loan modifications (audited)
Forbearance
At 31 December 2024 the amount of forborne assets net of deferred income was £5.4m (2023: £nil).
Other loan modifications
There were no other loan modifications made in 2024.
The gross carrying amount of financial assets for which the ECL allowance changed to a 12-month measurement at 31 December 2024 was £6m (2023: £30m).
CORPORATE & COMMERCIAL BANKING – CREDIT RISK REVIEWMovement in total exposures and the corresponding ECL (audited)
The following tables show changes in total on and off-balance sheet exposures and ECL in the period. The footnotes to the Santander UK group level table on page 111 also apply to these tables.

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2024	22,567	76	3,965	132	745	172	27,277	380
Transfers from Stage 1 to Stage 2(3)	(1,101)	(3)	1,101	3	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	781	13	(781)	(13)	—	—	—	—
Transfers to Stage 3(3)	(84)	(1)	(230)	(12)	314	13	—	—
Transfers from Stage 3(3)	24	1	121	18	(145)	(19)	—	—
Transfers of financial instruments	(380)	10	211	(4)	169	(6)	—	—
Net ECL remeasurement on stage transfer(4)	—	(9)	—	(4)	—	54	—	41
Change in economic scenarios(2)	—	(3)	—	(7)	—	(1)	—	(11)
Change to ECL models	(222)	(2)	286	(11)	(64)	12	—	(1)
New lending and assets purchased(5)	8,485	20	552	21	118	29	9,155	70
Redemptions, repayments and assets sold(7)	(5,203)	(24)	(1,149)	(29)	(254)	(42)	(6,606)	(95)
Changes in risk parameters and other movements(6)	(2,224)	5	(1,297)	(13)	82	15	(3,439)	7
Assets written off (7)	—	—	—	—	(80)	(49)	(80)	(49)
At 31 December 2024	23,023	73	2,568	85	716	184	26,307	342
Net movement in the period	456	(3)	(1,397)	(47)	(29)	12	(970)	(38)

ECL (release)/charge to the Income Statement		(3)		(47)		61		11
Less: Discount unwind		—		—		(12)		(12)
Less: Recoveries net of collection costs		—		—		5		5
Total ECL (release)/charge to the Income Statement		(3)		(47)		54		4

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2023	23,838	83	3,888	166	572	145	28,298	394
Transfers from Stage 1 to Stage 2(3)	(1,376)	(1)	1,376	1	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	512	10	(512)	(10)	—	—	—	—
Transfers to Stage 3(3)	(118)	(3)	(258)	(8)	376	11	—	—
Transfers from Stage 3(3)	1	—	9	1	(10)	(1)	—	—
Transfers of financial instruments	(981)	6	615	(16)	366	10	—	—
Net ECL remeasurement on stage transfer(4)	—	(16)	—	29	—	64	—	77
Change in economic scenarios(2)	—	30	—	(30)	—	6	—	6
New lending and assets purchased(5)	7,257	5	132	6	38	10	7,427	21
Redemptions, repayments and assets sold(7)	(6,713)	(13)	(869)	(10)	(193)	(23)	(7,775)	(46)
Changes in risk parameters and other movements(6)	(834)	(19)	199	(13)	137	28	(498)	(4)
Assets written off (7)	—	—	—	—	(175)	(68)	(175)	(68)
At 31 December 2023	22,567	76	3,965	132	745	172	27,277	380
Net movement in the period	(1,271)	(7)	77	(34)	173	27	(1,021)	(14)

ECL (release)/charge to the Income Statement		(7)		(34)		95		54
Less: Discount unwind		—		—		(9)		(9)
Less: Recoveries net of collection costs		—		—		(5)		(5)
Total ECL (release)/charge to the Income Statement		(7)		(34)		81		40
Committed exposuresCredit risk arises on both on- and off–balance sheet transactions, e.g. guarantees. Therefore, committed exposures are typically higher than asset balances. Rating distribution (audited)
These tables show our credit risk exposure according to our internal rating scale (see the ‘Santander UK group level – credit risk review’ section) for each portfolio.
On this scale, the higher the rating, the better the quality of the counterparty.

	Santander UK risk grade
	9	8	7	6	5	4	3 to 1	Other	Total(1)
2024	£m	£m	£m	£m	£m	£m	£m	£m	£m
SME and mid corporate	—	253	723	3,170	4,295	3,013	1,589	82	13,125
Commercial Real Estate	—	—	567	1,913	2,460	620	309	—	5,869
Social Housing	13	1,983	5,868	—	—	—	—	—	7,864
	13	2,236	7,158	5,083	6,755	3,633	1,898	82	26,858
Of which:
Stage 1	13	2,236	7,115	4,991	6,159	2,597	382	82	23,575
Stage 2	—	—	43	92	596	1,036	800	—	2,567
Stage 3	—	—	—	—	—	—	716	—	716

2023
SME and mid corporate	—	166	911	2,970	3,497	3,575	1,439	118	12,676
Commercial Real Estate	—	—	360	1,684	2,132	972	209	1	5,358
Social Housing	43	3,032	4,881	—	—	—	—	—	7,956
	43	3,198	6,152	4,654	5,629	4,547	1,648	119	25,990
Of which:
Stage 1	43	3,130	6,152	4,618	4,715	2,363	141	118	21,280
Stage 2	—	68	—	36	914	2,184	762	1	3,965
Stage 3	—	—	—	—	—	—	745	—	745
(1)Credit risk exposures include derivatives exposures. For invoice finance the credit risk exposures represent the full facility limit present on the credit agreement papers, a total limit before consideration of underlying collaterals and application of prepayment caps for any given point.
Geographical distribution (audited)
We typically classify geographical location according to the counterparty’s country of domicile unless a full risk transfer guarantee is in place, in which case we use the guarantor’s country of domicile instead. At 31 December 2024 and 31 December 2023 this is mainly focused in the UK.
Credit risk mitigation (audited)

	Gross exposure	Collateral	Net exposure
	Stage 3	Stage 3	Stage 3
2024	£m	£m	£m
SME and mid corporate	639	209	430
Commercial Real Estate	77	71	6
	716	280	436

2023
SME and mid corporate	627	190	437
Commercial Real Estate	118	28	90
	745	218	527
Credit performance (audited)
We monitor exposures that show potentially higher risk characteristics using our Watchlist process. The table below shows the exposures we monitor, and those we classify as Stage 3 by portfolio at 31 December 2024 and 31 December 2023.

2024	Committed exposure
		Watchlist
	Fully performing	Enhanced monitoring	Proactive management	Stage 3	Total (1)	Loss allowances
	£m	£m	£m	£m	£m	£m
SME and mid corporate	10,851	570	1,065	639	13,125	315
Commercial Real Estate	5,440	51	301	77	5,869	26
Social Housing	7,440	—	424	—	7,864	1
	23,731	621	1,790	716	26,858	342

2023
SME and mid corporate	10,140	462	1,447	627	12,676	341
Commercial Real Estate	4,734	10	496	118	5,358	39
Social Housing	7,752	—	204	—	7,956	—
	22,626	472	2,147	745	25,990	380
(1)Includes committed facilities and derivatives.
2024 compared to 2023
The watchlist exposures decreased by 7.9%, with a reduction in Proactive management of 16.6%, and an increase in Enhanced Monitoring of 31.6%. The increase in Enhanced Monitoring was due to a small number of large exposures moving from Proactive management.
Loan modifications (audited)
Forbearance
The following table sets out the financial assets that were forborne while they had a loss allowance measured at lifetime ECL.

	2024	2023
	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	232	189
–Net modification loss	5	10
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12-month ECL in the period	15	27
We only make forbearance arrangements for lending to customers. The balances at 31 December 2024 and 31 December 2023, analysed by their staging and the forbearance we applied, were:

	2024	2023
	£m	£m
Stock(1)
–Term extension	102	113
–Interest-only	229	215
–Other payment rescheduling	373	264
	704	592
Of which:
–Stage 1	40	2
–Stage 2	228	159
–Stage 3	436	431
	704	592
Proportion of portfolio	2.6%	2.3%
(1)We base forbearance type on the first forbearance we applied. Tables only show accounts open at the period-end. Amounts are drawn balances and include off balance sheet balances.
Portfolios of particular interest - Commercial Real Estate
Introduction
Lending to some customers brings higher risk, particularly in the following areas:

Portfolio	Description
Commercial Real Estate
Lending to experienced, professional landlords mainly secured by tenanted UK property. The CRE market has seen regular cyclical downturns, and so is a portfolio of particular interest. We manage and report our CRE portfolio in Corporate & Commercial Banking.

Climate change
As the energy transition unfolds, we expect the dependency on fossil fuel energy sources to start reducing. As a responsible lender, we aim to reallocate financial flows from fossil fuel consumption, including for electricity generation, to cleaner alternatives as set out in our Environmental, Social and Climate Change Policy.
In order to support our customers in the transition to a more sustainable economy, we monitor our current lending activities and how they contribute towards the reliance of fossil fuels. We classify lending as a fossil fuel exposure if the counterparty engaged in any of the following activities:
– Oil & Gas: Exploration, extraction, production and treatment including refining, transportation, storage and wholesale distribution
–Mining & Extraction: any coal mining or extraction activities
–Power Generation: clients for who coal-fired generation represents more than 10% of revenues on a consolidated basis.
At 31 December 2024, we had limited exposure to such counterparties, with these activities making up 0.4% of our Corporate & Commercial Banking lending to non-financial corporates. On an individually assessed basis, clients in these industries were highly rated and their markets remained highly liquid. We will continue to monitor, disclose and reduce lending which contributes to ongoing fossil fuel use.
Credit performance
The table below shows the main CRE credit performance metrics at 31 December 2024 and 31 December 2023.

	Customer loans	Stage 3	Stage 3 ratio	Gross write–offs	Total loss allowance
	£m	£m	%	£m	£m
2024	5,211	77	1.48	9	26
2023	4,691	118	2.52	—	39
LTV analysis
The table below shows the LTV distribution for our CRE total stock and Stage 3 stock (based on the drawn balance and our latest estimate of the property’s current value) of the portfolio at 31 December 2024 and 31 December 2023.

	2024				2023
	Stock		Stage 3		Stock		Stage 3
	Total	ECL	Total	ECL	Total	ECL	Total	ECL
LTV	£m	£m	£m	£m	£m	£m	£m	£m
Up to 50%	2,822	6	7	1	2,665	12	22	2
>50-70%	1,653	6	7	—	1,539	13	59	8
>70-100%	42	1	1	—	87	7	16	6
> 100%	63	9	57	9	13	2	7	2
Total with collateral	4,580	22	72	10	4,304	34	104	18
With no collateral	631	4	5	2	387	5	14	3
	5,211	26	77	12	4,691	39	118	21
Refinancing risk
At 31 December 2024, CRE loans of £725m (2023: £979m) were due to mature within 12 months. Of these, £60m or 8.3% (2023: £26m or 2.6%) had an LTV ratio higher than is acceptable under our current credit policy, £56m of which were reported as Stage 3 (2023: £21m).
Sector analysis

Sector	2024		2023
	£m	%	£m	%
Office	997	19	1,067	23
Retail	602	12	593	13
Industrial	1,014	19	733	15
Residential	759	15	788	17
Mixed use	617	12	611	13
Student accommodation	166	3	130	3
Hotels and leisure	212	4	193	4
Other (1)	844	16	576	12
	5,211	100	4,691	100
(1)Mainly unsecured real estate and health related sectors.
2024 compared to 2023
The CRE portfolio remained well diversified across sectors, with no significant regional or single name concentration. With £4,475m (2023: £4,204m) at or below
70% LTV, the LTV profile of the portfolio remained conservative. Almost two thirds of the secured CRE portfolio had an LTV below 50%.
We maintained a prudent lending approach with 99% of new business (2023: 100%) written at or below 60% LTV in 2024. The weighted average LTV of the portfolio was 46% (2023: 43%)).
Drawn exposures subject to enhanced monitoring relative to portfolio size increased to £51m (2023: £10m). Drawn exposures subject to proactive management decreased by 39% to £301m (2023: £493m). Stage 3 exposures decreased to £77m (2023: £118m).
CORPORATE CENTRE – CREDIT RISK REVIEWCommitted exposures
Rating distribution (audited)
Corporate Centre committed exposures mainly comprise Sovereign exposures and Structured Products (High Quality Liquid Assets, mainly Asset Backed
Securities and covered bonds) managed as part of our Eligible Liquidity Pool. These are low risk, high quality, investment grade exposures with a credit rating of 8 or 9 according to our internal rating scale (see the ‘Santander UK group level – credit risk review’ section).
Geographical distribution (audited)
We typically classify geographical location according to the counterparty’s country of domicile unless a full risk transfer guarantee is in place, in which case we use the guarantor’s country of domicile instead. At 31 December 2024 and 31 December 2023 this was mainly focused in the UK.
Credit performance (audited)
We monitor exposures that show potentially higher risk characteristics using our Watchlist process. In Corporate Centre, committed exposures were all fully performing at 31 December 2024 and 31 December 2023.
Loan modifications (audited)
There were no loan modifications made in 2024 and 2023.